UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: Investors Bank & Trust Company

200 Clarendon Street; Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street; Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: February 28, 2007

Date of reporting period: August 31, 2006

Item 1.	Reports to Stockholders.

Fund Performance Overview

iSHARES® LEHMAN TREASURY BOND FUNDS

Performance as of August 31, 2006

	Average Annual Total Returns						Cumulative Total Returns
	Year Ended 8/31/06			Inception to 8/31/06			Inception to 8/31/06
iSHARES BOND FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Lehman 1-3 Year Treasury	2.82%	2.84%	2.90%	2.13%	2.15%	2.27%	9.04%	9.13%	9.64%
Lehman 7-10 Year Treasury	(0.23)%	(0.26)%	(0.20)%	4.05%	4.05%	3.99%	17.72%	17.75%	17.44%
Lehman 20+ Year Treasury	(3.72)%	(3.75)%	(3.66)%	6.47%	6.47%	6.56%	29.39%	29.40%	29.82%
Lehman TIPS	1.35%	1.24%	1.53%	4.75%	4.77%	4.96%	13.60%	13.64%	14.20%

Total returns for the periods since inception are calculated from the inception date of each Fund (7/22/02 for the three iShares Lehman Treasury Bond Funds and 12/4/03 for the iShares Lehman TIPS Bond Fund). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund, and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/26/02 for the three iShares Lehman Treasury Bond Funds and 12/5/03 for the iShares Lehman TIPS Bond Fund), the NAV of each Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

The iShares Lehman 1-3 Year Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the short-term sector of the United States Treasury market, as defined by the Lehman Brothers 1-3 Year U.S. Treasury Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2006 (the “reporting period”), the Fund returned 2.21%, while the Index returned 2.24%.

PORTFOLIO ALLOCATION

As of 8/31/06

Sector	Percentage of Net Assets
U.S. Government Obligations	98.79%
Short-Term and Other Net Assets	1.21

TOTAL	100.00%

TOP FIVE FUND HOLDINGS

As of 8/31/06

Security	Percentage of Net Assets
U.S. Treasury Notes, 3.75%, 05/15/08	11.51%
U.S. Treasury Notes, 3.00%, 02/15/08	7.89
U.S. Treasury Notes, 3.00%, 11/15/07	7.52
U.S. Treasury Notes, 4.88%, 08/15/09	7.02
U.S. Treasury Notes, 4.13%, 08/15/08	6.19

TOTAL	40.13%

FUND PERFORMANCE OVERVIEWS	1

Fund Performance Overview (Continued)

iSHARES® LEHMAN TREASURY BOND FUNDS

The iShares Lehman 7-10 Year Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the intermediate-term sector of the United States Treasury market, as defined by the Lehman Brothers 7-10 Year U.S. Treasury Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the reporting period, the Fund returned 1.62%, while the Index returned 1.61%.

PORTFOLIO ALLOCATION

As of 8/31/06

Sector	Percentage of Net Assets
U.S. Government Obligations	98.71%
Short-Term and Other Net Assets	1.29

TOTAL	100.00%

TOP FIVE FUND HOLDINGS

As of 8/31/06

Security	Percentage of Net Assets
U.S. Treasury Bonds, 11.25%, 02/15/15	24.76%
U.S. Treasury Notes, 4.13%, 05/15/15	17.24
U.S. Treasury Notes, 4.25%, 11/15/13	13.33
U.S. Treasury Notes, 4.88%, 08/15/16	9.20
U.S. Treasury Notes, 4.75%, 05/15/14	7.44

TOTAL	71.97%

The iShares Lehman 20+ Year Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the long-term sector of the United States Treasury market, as defined by the Lehman Brothers 20+ Year U.S. Treasury Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the reporting period, the Fund returned -1.37%, while the Index returned -1.34%.

PORTFOLIO ALLOCATION

As of 8/31/06

Sector	Percentage of Net Assets
U.S. Government Obligations	98.78%
Short-Term and Other Net Assets	1.22

TOTAL	100.00%

TOP FIVE FUND HOLDINGS

As of 8/31/06

Security	Percentage of Net Assets
U.S. Treasury Bonds, 4.50%, 02/15/36	14.63%
U.S. Treasury Bonds, 6.13%, 11/15/27	13.89
U.S. Treasury Bonds, 6.25%, 05/15/30	12.06
U.S. Treasury Bonds, 5.38%, 02/15/31	11.82
U.S. Treasury Bonds, 6.13%, 08/15/29	8.12

TOTAL	60.52%

2	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® LEHMAN TREASURY BOND FUNDS

The iShares Lehman TIPS Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the inflation-protected sector of the United States Treasury market, as defined by the Lehman Brothers U.S. Treasury TIPS Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the reporting period, the Fund returned 1.50%, while the Index returned 1.62%.

PORTFOLIO ALLOCATION

As of 8/31/06

Sector	Percentage of Net Assets
U.S. Government Obligations	98.91%
Short-Term and Other Net Assets	1.09

TOTAL	100.00%

TOP FIVE FUND HOLDINGS

As of 8/31/06

Security	Percentage of Net Assets
U.S. Treasury Inflation Index Bonds, 3.88%, 04/15/29	8.01%
U.S. Treasury Inflation Index Bonds, 2.38%, 01/15/25	8.01
U.S. Treasury Inflation Index Bonds, 0.88%, 04/15/10	7.47
U.S. Treasury Inflation Index Bonds, 3.00%, 07/15/12	7.00
U.S. Treasury Inflation Index Bonds, 3.63%, 04/15/28	6.29

TOTAL	36.78%

FUND PERFORMANCE OVERVIEWS	3

Fund Performance Overview

iSHARES® LEHMAN AGGREGATE BOND FUND

Performance as of August 31, 2006

The iShares Lehman Aggregate Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the total United States investment-grade bond market, as defined by the Lehman Brothers U.S. Aggregate Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2006, the Fund returned 1.62%, while the Index returned 1.82%.

Average Annual Total Returns						Cumulative Total Returns
Year Ended 8/31/06			Inception to 8/31/06			Inception to 8/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1.37%	1.42%	1.71%	3.30%	3.42%	3.60%	10.05%	10.40%	10.96%

Total returns for the periods since inception are calculated from the inception date of the Fund (9/22/03). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/26/03), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION

As of 8/31/06

Sector	Percentage of Net Assets
Mortgage-Backed Securities	34.72%
U.S. Government Obligations	24.52
Financial	17.05
U.S. Government Agency Obligations	11.20
Communications	2.58
Foreign Government Obligations	1.85
Consumer Non-Cyclical	1.72
Consumer Cyclical	1.25
Energy	1.05
Utilities	1.01
Industrial	0.76
Basic Materials	0.52
Technology	0.49
Municipal Obligations	0.24
Short-Term and Other Net Assets	1.04

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 8/31/06

Security	Percentage of Net Assets
Federal National Mortgage Association, 5.50%, 10/01/36	5.49%
U.S. Treasury Notes, 6.00%, 08/15/09	5.24
Federal National Mortgage Association, 6.00%, 10/01/36	4.91
Federal Home Loan Mortgage Corp., 5.50%, 10/01/36	4.26
U.S. Treasury Notes, 5.13%, 06/30/08	4.17
U.S. Treasury Bonds, 7.63%, 02/15/25	3.75
Federal Home Loan Mortgage Corp., 2.75%, 03/15/08	3.53
U.S. Treasury Notes, 3.00%, 11/15/07	3.12
Federal National Mortgage Association, 6.50%, 10/01/36	2.70
Federal Home Loan Mortgage Corp., 6.00%, 10/01/36	2.65

TOTAL	39.82%

4	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® GS $ INVESTOP™ CORPORATE BOND FUND

Performance as of August 31, 2006

The iShares GS $ InvesTop™ Corporate Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a segment of the U.S. investment-grade corporate bond market, as defined by the GS $ InvesTop™ Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2006, the Fund returned 1.39%, while the Index returned 1.46%.

Average Annual Total Returns						Cumulative Total Returns
Year Ended 8/31/06			Inception to 8/31/06			Inception to 8/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(0.12)%	(0.22)%	(0.14)%	5.62%	5.68%	5.60%	25.19%	25.50%	25.11%

Total returns for the periods since inception are calculated from the inception date of the Fund (7/22/02). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/26/02), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION

As of 8/31/06

Sector	Percentage of Net Assets
Financial	52.08%
Communications	16.74
Consumer Cyclical	7.64
Consumer Non-Cyclical	6.87
Industrial	5.03
Energy	2.97
Utilities	2.93
Technology	1.98
Basic Materials	1.91
Short-Term and Other Net Assets	1.85

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 8/31/06

Security	Percentage of Net Assets
Mohawk Industries Inc., 6.13%, 01/15/16	1.18%
John Deere Capital Corp., 7.00%, 03/15/12	1.06
United Technologies Corp., 4.38%, 05/01/10	1.05
General Electric Capital Corp., 5.00%, 01/08/16	1.05
HSBC Holdings PLC, 6.50%, 05/02/36	1.05
JP Morgan Chase Capital XVIII, 6.95%, 08/17/36	1.04
Embarq Corp., 8.00%, 06/01/36	1.04
International Lease Finance Corp., 5.45%, 03/24/11	1.04
TXU Energy Co., 7.00%, 03/15/13	1.04
Bank of America Corp., 4.75%, 08/01/15	1.03

TOTAL	10.58%

FUND PERFORMANCE OVERVIEWS	5

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of an iShares Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2006 to August 31, 2006.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Bond Fund	Beginning Account Value (3/1/06)	Ending Account Value (8/31/06)	Annualized Expense Ratio	Expenses Paid During Period [a] (3/1/06 to 8/31/06)
Lehman 1-3 Year Treasury
Actual	$1,000.00	$1,022.10	0.15%	$0.76
Hypothetical (5% return before expenses)	1,000.00	1,024.45	0.15	0.77
Lehman 7-10 Year Treasury
Actual	1,000.00	1,016.20	0.15	0.76
Hypothetical (5% return before expenses)	1,000.00	1,024.45	0.15	0.77
Lehman 20+ Year Treasury
Actual	1,000.00	986.30	0.15	0.75
Hypothetical (5% return before expenses)	1,000.00	1,024.45	0.15	0.77
Lehman TIPS
Actual	1,000.00	1,015.00	0.20	1.02
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.20	1.02
Lehman Aggregate
Actual	1,000.00	1,016.20	0.20	1.02
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.20	1.02
GS $ InvesTopTM Corporate
Actual	1,000.00	1,013.90	0.15	0.76
Hypothetical (5% return before expenses)	1,000.00	1,024.45	0.15	0.77

[a]	Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

6	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® LEHMAN 1-3 YEAR TREASURY BOND FUND

August 31, 2006

Security	Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 98.79%
U.S. Treasury Notes
2.63%, 05/15/08[1]	$250,096,000	$241,192,586
2.63%, 03/15/09[1]	224,576,000	213,515,625
3.00%, 11/15/07[1]	393,646,000	384,820,469
3.00%, 02/15/08[1]	414,062,000	403,341,947
3.13%, 09/15/08[1]	145,464,000	140,906,609
3.13%, 10/15/08[1]	133,980,000	129,617,615
3.25%, 08/15/08[1]	96,976,000	94,246,124
3.25%, 01/15/09[1]	70,180,000	67,873,883
3.38%, 12/15/08	140,360,000	136,274,116
3.50%, 08/15/09	68,904,000	66,659,106
3.63%, 07/15/09[1]	116,116,000	112,814,820
3.75%, 05/15/08[1]	599,720,000	588,841,061
4.00%, 09/30/07[1]	178,640,000	176,812,507
4.00%, 06/15/09	176,088,000	172,909,612
4.13%, 08/15/08[1]	320,276,000	316,794,606
4.25%, 10/31/07[1]	191,400,000	189,882,200
4.25%, 11/30/07[1]	66,990,000	66,440,682
4.38%, 01/31/08[1]	156,310,000	155,236,157
4.50%, 02/15/09[1]	200,332,000	199,240,195
4.63%, 02/29/08[1]	121,220,000	120,806,636
4.75%, 11/15/08[1]	223,938,000	223,962,638
4.88%, 04/30/08[1]	95,700,000	95,754,541
4.88%, 05/31/08[1]	76,560,000	76,619,713
4.88%, 05/15/09[1]	223,300,000	224,175,332
4.88%, 08/15/09	357,280,000	358,955,650
5.13%, 06/30/08	95,700,000	96,219,650

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $5,073,456,942)		5,053,914,080

SHORT-TERM INVESTMENTS – 46.60%
CERTIFICATES OF DEPOSIT[2] – 1.93%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	13,822,034	13,822,034
Societe Generale
5.33%, 12/08/06	19,745,766	19,745,766
Washington Mutual Bank
5.36%, 11/13/06	49,364,415	49,364,415
Wells Fargo Bank N.A.
4.78%, 12/05/06	15,796,613	15,796,613

		98,728,828
COMMERCIAL PAPER[2] – 7.48%
Amstel Funding Corp.
5.20%, 11/21/06 - 11/22/06[3]	5,761,420	5,693,726
Amsterdam Funding Corp.
5.27%, 09/15/06[3]	19,745,766	19,705,298
Atlantis One Funding
5.30%, 11/14/06[3]	27,092,770	26,797,610
Barton Capital Corp.
5.27%, 09/06/06[3]	9,951,866	9,944,582
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06[3]	10,009,524	9,900,475
CC USA Inc.
5.03%, 10/24/06[3]	3,949,153	3,919,909
Charta LLC
5.30%, 11/06/06[3]	19,745,766	19,553,903
Concord Minutemen Capital Co. LLC
5.27% - 5.29%, 09/13/06 - 11/16/06[3]	34,679,686	34,525,851
Curzon Funding LLC
5.29%, 11/17/06[3]	19,745,766	19,522,348
Edison Asset Securitization LLC
5.22%, 12/11/06[3]	14,566,846	14,353,515
Falcon Asset Securitization Corp.
5.30%, 11/06/06[3]	19,745,766	19,553,903
Five Finance Inc.
5.19%, 12/01/06[3]	8,885,595	8,769,023
General Electric Capital Services Inc.
5.22%, 12/11/06	1,974,577	1,945,659
Giro Funding Corp.
5.28% - 5.34%, 09/11/06 - 10/10/06[3]	19,745,766	19,674,225
Grampian Funding LLC
5.03% - 5.30%, 10/17/06 - 11/16/06[3]	9,477,968	9,399,776
KKR Pacific Funding Trust
5.29%, 09/14/06[3]	19,745,766	19,708,046
Landale Funding LLC
5.31%, 11/15/06[3]	15,401,697	15,231,477

SCHEDULES OF INVESTMENTS	7

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN 1-3 YEAR TREASURY BOND FUND

August 31, 2006

Security	Shares or Principal	Value
Lexington Parker Capital Co. LLC
5.19% - 5.27%, 09/15/06 - 11/15/06[3]	$25,594,857	$25,447,999
Liberty Street Funding Corp.
5.27%, 09/08/06 - 09/11/06[3]	17,573,732	17,552,351
Mont Blanc Capital Corp.
5.29%, 11/15/06[3]	12,736,019	12,595,657
Monument Gardens Funding LLC
5.28%, 09/21/06[3]	9,922,840	9,893,733
Nestle Capital Corp.
5.19%, 08/09/07	11,847,459	11,263,320
Park Granada LLC
5.30%, 09/01/06[3]	4,512,302	4,512,302
Regency Markets LLC
5.28%, 09/15/06	9,872,883	9,852,630
Solitaire Funding Ltd.
5.27%, 09/05/06[3]	14,809,324	14,800,653
Sydney Capital Corp.
5.27%, 09/12/06[3]	4,517,831	4,510,556
Tulip Funding Corp.
5.29%, 11/15/06[3]	10,414,312	10,299,537
White Pine Finance LLC
5.12%, 10/27/06[3]	3,731,950	3,702,227

		382,630,291
MEDIUM-TERM NOTES[2] – 1.59%
Bank of America N.A.
5.28%, 04/20/07	4,936,441	4,936,441
Cullinan Finance Corp.
5.71%, 06/28/07[3]	14,809,324	14,809,324
K2 USA LLC
5.39%, 06/04/07[3]	14,809,324	14,809,324
Marshall & Ilsley Bank
5.18%, 12/15/06	19,745,766	19,765,313
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07[3]	23,102,546	23,102,546
US Bank N.A.
2.85%, 11/15/06	3,949,153	3,934,220

		81,357,168
MONEY MARKET FUNDS – 0.60%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares 5.27%[4,5]	30,618,570	30,618,570

		30,618,570
REPURCHASE AGREEMENTS[2]– 9.40%
Banc of America Securities LLC Repurchase Agreement, 5.30%, due 9/1/06, maturity value $24,685,841 (collateralized by U.S. Government obligations, value $25,199,752, 5.50% to 6.50%, 1/1/33 to 7/1/36).	24,682,207	24,682,207
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 9/1/06, maturity value $39,497,412 (collateralized by non-U.S. Government debt securities, value $40,714,893, 3.80% to 9.13%, 11/1/06 to 6/15/26).	39,491,532	39,491,532
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 9/1/06, maturity value $29,623,067 (collateralized by non-U.S. Government debt securities, value $32,611,969, 0.08% to 6.43%, 9/25/20 to 7/25/36).	29,618,649	29,618,649
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $59,246,085 (collateralized by non-U.S. Government debt securities, value $61,898,817, 4.35% to 7.50%, 9/15/08 to 8/25/35).	59,237,298	59,237,298
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 9/1/06, maturity value $11,849,256 (collateralized by non-U.S. Government debt securities, value $14,462,565, 0.00% to 10.00%, 6/1/28 to 8/24/36).	11,847,459	11,847,459

8	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN 1-3 YEAR TREASURY BOND FUND

August 31, 2006

Security	Principal	Value
Goldman Sachs & Co. Repurchase Agreement, 5.35%, due 9/1/06, maturity value $39,497,401 (collateralized by non-U.S. Government debt securities, value $40,319,603, 0.00% to 8.57%, 11/15/06 to 2/15/38).	$39,491,532	$39,491,532
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $19,748,706 (collateralized by non-U.S. Government debt securities, value $20,752,737, 5.36% to 9.01%, 10/27/10 to 2/18/20).	19,745,766	19,745,766
JP Morgan Securities Inc. Repurchase Agreement, 5.41%, due 9/1/06, maturity value $4,937,183 (collateralized by non-U.S. Government debt securities, value $5,188,349, 6.63% to 10.50%, 1/15/07 to 4/15/16).	4,936,441	4,936,441
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $39,497,412 (collateralized by non-U.S. Government debt securities, value $41,505,631, 0.51% to 8.89%, 8/5/18 to 9/25/46).	39,491,532	39,491,532
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.38%, due 9/1/06, maturity value $19,748,717 (collateralized by non-U.S. Government debt securities, value $20,753,329, 4.11% to 9.79%, 4/28/31 to 9/25/46).	19,745,766	19,745,766
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.46%, due 9/1/06, maturity value $21,723,636 (collateralized by non-U.S. Government debt securities, value $22,828,010, 3.44% to 15.15%, 12/1/08 to 3/1/36).	21,720,342	21,720,342
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.33%, due 9/1/06, maturity value $39,497,379 (collateralized by non-U.S. Government debt securities, value $41,506,216, 6.38% to 10.25%, 5/1/07 to 10/15/16).	39,491,532	39,491,532
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $39,497,412 (collateralized by non-U.S. Government debt securities, value $40,722,254, 0.00% to 10.13%, 10/15/06 to 7/1/26).	39,491,532	39,491,532
Morgan Stanley Repurchase Agreement, 5.36%, due 9/1/06, maturity value $19,748,706 (collateralized by non-U.S. Government debt securities, value $20,762,307, 4.05% to 7.24%, 6/20/29 to 1/14/41).	19,745,766	19,745,766
Morgan Stanley Repurchase Agreement, 5.46%, due 9/1/06, maturity value $6,912,066 (collateralized by non-U.S. Government debt securities, value $10,598,719, 0.00% to 10.00%, 9/1/06 to 8/31/36).	6,911,018	6,911,018

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN 1-3 YEAR TREASURY BOND FUND

August 31, 2006

Security	Principal	Value
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $14,408,040 (collateralized by non-U.S. Government debt securities, value $21,518,611, 0.00% to 10.00%, 9/1/06 to 8/31/36).[6]	$13,822,036	$13,822,036
Wachovia Capital Repurchase Agreement, 5.38%, due 9/1/06, maturity value $51,346,663 (collateralized by non-U.S. Government debt securities, value $53,957,115, 0.06% to 7.68%, 10/15/11 to 3/15/45).	51,338,991	51,338,991

		480,809,399
TIME DEPOSITS[2] – 0.08%
KBC Bank 5.31%, 09/01/06	4,166,554	4,166,554

		4,166,554
VARIABLE & FLOATING RATE NOTES[2] – 25.52%
Allstate Life Global Funding II
5.34% - 5.47%, 09/04/07 - 09/27/07[3]	50,549,160	50,555,697
American Express Bank
5.30%, 02/28/07	19,745,766	19,745,694
American Express Centurion Bank
5.42%, 07/19/07	21,720,342	21,742,348
American Express Credit Corp.
5.51%, 07/05/07	5,923,730	5,927,032
ASIF Global Financing
5.51%, 05/03/07[3]	1,974,577	1,975,319
Australia & New Zealand Banking Group Ltd.
5.32%, 09/21/07[3]	12,834,748	12,834,748
Bank of Ireland
5.30% - 5.31%, 08/14/07 - 08/20/07[3]	28,631,360	28,632,538
Beta Finance Inc.
5.29% - 5.48%, 04/25/07 - 07/25/07[3]	50,351,703	50,354,268
BMW US Capital LLC
5.33%, 09/14/07[3]	19,745,766	19,745,766
BNP Paribas
5.36%, 05/18/07[3]	36,529,667	36,529,667
Carlyle Loan Investment Ltd.
5.38%, 04/13/07 - 07/15/07[3]	14,414,409	14,414,409
CC USA Inc.
5.48%, 07/30/07[3]	9,872,883	9,874,176
Commodore CDO Ltd.
5.38%, 06/12/07[3]	4,936,441	4,936,441
Credit Agricole SA
5.48%, 07/23/07	19,745,766	19,745,766
Credit Suisse First Boston NY
5.51%, 04/24/07	9,872,883	9,873,325
Cullinan Finance Corp.
5.36%, 04/25/07[3]	4,936,441	4,936,441
DEPFA Bank PLC
5.37%, 06/15/07	19,745,766	19,745,766
Dorada Finance Inc.
5.41% - 5.47%, 06/27/07 - 07/17/07[3]	22,707,631	22,709,084
Eli Lilly Services Inc.
5.37%, 08/31/07[3]	19,745,766	19,745,766
Fifth Third Bancorp
5.30%, 09/21/07[3]	39,491,532	39,491,532
Five Finance Inc.
5.37% - 5.45%, 12/01/06 - 07/13/07[3]	19,745,766	19,744,268
General Electric Capital Corp.
5.29% - 5.49%, 07/09/07 - 09/24/07	20,733,054	20,737,918
Granite Master Issuer PLC
5.30%, 09/20/06	69,110,180	69,110,180
Harrier Finance Funding LLC
5.33%, 07/25/07[3]	5,923,730	5,924,824
Hartford Life Global Funding Trusts
5.35% - 5.55%, 07/13/07 - 09/17/07	29,618,649	29,623,279
HBOS Treasury Services PLC
5.53%, 07/24/07[3]	19,745,766	19,745,766
Holmes Financing PLC
5.40%, 07/16/07[3]	34,555,090	34,555,090

10	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN 1-3 YEAR TREASURY BOND FUND

August 31, 2006

Security	Principal	Value
JP Morgan Chase & Co.
5.36%, 08/02/07	$14,809,324	$14,809,324
K2 USA LLC
5.20% - 5.46%, 04/02/07 - 06/28/07[3]	14,809,324	14,808,675
Kestrel Funding LLC
5.31%, 07/11/07[3]	7,898,306	7,897,583
Kommunalkredit Austria AG
5.33%, 09/09/07[3]	11,847,459	11,847,459
Leafs LLC
5.33%, 01/22/07 - 02/20/07[3]	20,602,209	20,602,209
Lexington Parker Capital Co. LLC
5.46%, 01/10/07[3]	24,682,207	24,676,704
Links Finance LLC
5.33% - 5.35%, 05/10/07 - 05/16/07[3]	21,720,342	21,718,816
Lothian Mortgages Master Issuer PLC
5.30%, 04/24/07[3]	8,700,531	8,700,531
Marshall & Ilsley Bank
5.31%, 09/14/07	10,860,171	10,860,171
Metropolitan Life Global Funding I
5.42%, 08/06/07[3]	29,618,649	29,618,649
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07[3,6]	1,974,577	1,974,577
Monumental Global Funding II
5.49%, 12/27/06[3]	3,949,153	3,949,574
Mound Financing PLC
5.39%, 05/08/07[3]	18,561,020	18,561,020
Natexis Banques Populaires
5.31% - 5.40%, 02/05/07 - 09/14/07[3]	59,237,297	59,236,351
National City Bank of Indiana
5.37%, 05/21/07	9,872,883	9,873,482
Nationwide Building Society
5.44% - 5.62%, 07/06/07 - 07/27/07[3]	65,161,027	65,176,215
Newcastle Ltd.
5.35%, 04/24/07[3]	6,960,382	6,959,057
Northern Rock PLC
5.43%, 08/03/07[3]	23,694,919	23,695,478
Principal Life Global Funding I
5.80%, 02/08/07	8,885,595	8,903,804
Sedna Finance Inc.
5.30% - 5.37%, 09/20/06 - 08/21/07[3]	34,555,090	34,554,443
Skandinaviska Enskilda Bank NY
5.33%, 09/18/07[3]	19,745,766	19,745,766
Strips III LLC
5.38%, 07/24/07[3]	4,801,346	4,801,346
SunTrust Bank
5.37%, 05/01/07	19,745,766	19,746,572
Tango Finance Corp.
5.22% - 5.48%, 04/25/07 - 07/16/07[3]	48,179,669	48,175,399
Union Hamilton Special Funding LLC
5.42% - 5.49%, 09/28/06 - 12/21/06[3]	27,644,072	27,644,072
US Bank N.A.
5.26%, 09/29/06	8,885,595	8,885,416
Wachovia Asset Securitization Inc.
5.31%, 09/25/06[3]	29,464,870	29,464,870
Wachovia Bank N.A.
5.36%, 05/22/07	39,491,532	39,491,532
Wells Fargo & Co.
5.34%, 09/14/07[3]	9,872,883	9,873,488
WhistleJacket Capital Ltd.
5.29% - 5.35%, 04/18/07 - 06/13/07[3]	14,809,324	14,809,236
White Pine Finance LLC
5.29% - 5.35%, 05/22/07 - 08/20/07[3]	59,237,297	59,225,134
Wind Master Trust
5.31% - 5.32%, 09/25/06 - 07/25/07[3]	12,522,962	12,522,962

		1,305,767,023

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,384,077,833)		2,384,077,833

TOTAL INVESTMENTS IN SECURITIES – 145.39% (Cost: $7,457,534,775)		7,437,991,913
Other Assets, Less Liabilities – (45.39)%		(2,322,230,397)

NET ASSETS – 100.00%		$5,115,761,516

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN 1-3 YEAR TREASURY BOND FUND

August 31, 2006

[1]	All or a portion of this security represents a security on loan. See Note 5.

[2]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[3]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

[4]	Affiliated issuer. See Note 2.

[5]	The rate quoted is the annualized seven-day yield of the fund at period end.

[6]	The investment adviser has determined that this security or a portion of these securities is illiquid.

See notes to the financial statements.

12	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® LEHMAN 7-10 YEAR TREASURY BOND FUND

August 31, 2006

Security	Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 98.71%
U.S. Treasury Bonds
7.25%, 05/15/16	$48,906,000	$58,225,038
9.25%, 02/15/16[1]	79,200,000	106,014,740
9.88%, 11/15/15[1]	15,840,000	21,830,370
11.25%, 02/15/15[1]	278,982,000	404,339,789
U.S. Treasury Notes
4.13%, 05/15/15[1]	294,228,000	281,514,411
4.25%, 11/15/13[1]	224,136,000	217,710,028
4.25%, 11/15/14[1]	80,388,000	77,771,373
4.50%, 11/15/15[1]	26,136,000	25,664,245
4.50%, 02/15/16	81,180,000	79,692,782
4.75%, 05/15/14[1]	121,374,000	121,514,800
4.88%, 08/15/16	148,500,000	150,194,383
5.13%, 05/15/16[1]	65,340,000	67,202,842

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $1,621,200,414)		1,611,674,801

SHORT-TERM INVESTMENTS – 46.95%
CERTIFICATES OF DEPOSIT[2]– 1.91%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	4,369,057	4,369,057
Societe Generale
5.33%, 12/08/06	6,241,510	6,241,510
Washington Mutual Bank
5.36%, 11/13/06	15,603,776	15,603,776
Wells Fargo Bank N.A.
4.78%, 12/05/06	4,993,208	4,993,208

		31,207,551
COMMERCIAL PAPER[2] – 7.41%
Amstel Funding Corp.
5.20%, 11/21/06 - 11/22/06[3]	1,821,148	1,799,753
Amsterdam Funding Corp.
5.27%, 09/15/06[3]	6,241,510	6,228,719
Atlantis One Funding
5.30%, 11/14/06[3]	8,563,852	8,470,553
Barton Capital Corp.
5.27%, 09/06/06[3]	3,145,721	3,143,419
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06[3]	3,163,946	3,129,477
CC USA Inc.
5.03%, 10/24/06[3]	1,248,302	1,239,058
Charta LLC
5.30%, 11/06/06[3]	6,241,510	6,180,864
Concord Minutemen Capital Co. LLC
5.27% - 5.29%, 09/13/06 - 11/16/06[3]	10,962,027	10,913,400
Curzon Funding LLC
5.29%, 11/17/06[3]	6,241,510	6,170,889
Edison Asset Securitization LLC
5.22%, 12/11/06[3]	4,604,487	4,537,054
Falcon Asset Securitization Corp.
5.30%, 11/06/06[3]	6,241,510	6,180,864
Five Finance Inc.
5.19%, 12/01/06[3]	2,808,680	2,771,832
General Electric Capital Services Inc.
5.22%, 12/11/06	624,151	615,010
Giro Funding Corp.
5.28% - 5.34%, 09/11/06 - 10/10/06[3]	6,241,510	6,218,897
Grampian Funding LLC
5.03% - 5.30%, 10/17/06 - 11/16/06[3]	2,995,925	2,971,208
KKR Pacific Funding Trust
5.29%, 09/14/06[3]	6,241,510	6,229,587
Landale Funding LLC
5.31%, 11/15/06[3]	4,868,378	4,814,572
Lexington Parker Capital Co. LLC
5.19% - 5.27%, 09/15/06 - 11/15/06[3]	8,090,371	8,043,950
Liberty Street Funding Corp.
5.27%, 09/08/06 - 09/11/06[3]	5,554,944	5,548,186
Mont Blanc Capital Corp.
5.29%, 11/15/06[3]	4,025,774	3,981,407
Monument Gardens Funding LLC
5.28%, 09/21/06[3]	3,136,546	3,127,346
Nestle Capital Corp.
5.19%, 08/09/07	3,744,906	3,560,264
Park Granada LLC
5.30%, 09/01/06[3]	1,426,310	1,426,310
Regency Markets LLC
5.28%, 09/15/06	3,120,755	3,114,353

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN 7-10 YEAR TREASURY BOND FUND

August 31, 2006

Security	Shares or Principal	Value
Solitaire Funding Ltd.
5.27%, 09/05/06[3]	$4,681,133	$4,678,392
Sydney Capital Corp.
5.27%, 09/12/06[3]	1,428,058	1,425,758
Tulip Funding Corp.
5.29%, 11/15/06[3]	3,291,897	3,255,618
White Pine Finance LLC
5.12%, 10/27/06[3]	1,179,645	1,170,250

		120,946,990
MEDIUM-TERM NOTES[2] – 1.57%
Bank of America N.A.
5.28%, 04/20/07	1,560,378	1,560,378
Cullinan Finance Corp.
5.71%, 06/28/07[3]	4,681,133	4,681,133
K2 USA LLC
5.39%, 06/04/07[3]	4,681,133	4,681,133
Marshall & Ilsley Bank
5.18%, 12/15/06	6,241,510	6,247,689
Sigma Finance Inc.
5.13% - 5.51%,
03/30/07 - 06/18/07[3]	7,302,567	7,302,567
US Bank N.A.
2.85%, 11/15/06	1,248,302	1,243,582

		25,716,482
MONEY MARKET FUNDS – 1.39%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares 5.27%[4,5]	22,726,338	22,726,338

		22,726,338
REPURCHASE AGREEMENTS[2] – 9.31%
Banc of America Securities LLC Repurchase Agreement, 5.30%, due 9/1/06, maturity value $7,803,037 (collateralized by U.S. Government obligations, value $7,965,480, 5.50% to 6.50%, 1/1/33 to 7/1/36).	7,801,888	7,801,888
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 9/1/06, maturity value $12,484,880 (collateralized by non-U.S. Government debt securities, value $12,869,717, 3.80% to 9.13%, 11/1/06 to 6/15/26).	12,483,021	12,483,021
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 9/1/06, maturity value $9,363,663 (collateralized by non-U.S. Government debt securities, value $10,308,435, 0.08% to 6.43%, 9/25/20 to 7/25/36).	9,362,266	9,362,266
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $18,727,308 (collateralized by non-U.S. Government debt securities, value $19,565,820, 4.35% to 7.50%, 9/15/08 to 8/25/35).	18,724,531	18,724,531
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 9/1/06, maturity value $3,745,474 (collateralized by non-U.S. Government debt securities, value $4,571,524, 0.00% to 10.00%, 6/1/28 to 8/24/36).	3,744,906	3,744,906
Goldman Sachs & Co. Repurchase Agreement, 5.35%, due 9/1/06, maturity value $12,484,876 (collateralized by non-U.S. Government debt securities, value $12,744,769, 0.00% to 8.57%, 11/15/06 to 2/15/38).	12,483,021	12,483,021

14	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN 7-10 YEAR TREASURY BOND FUND

August 31, 2006

Security	Principal	Value
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $6,242,439 (collateralized by non-U.S. Government debt securities, value $6,559,807, 5.36% to 9.01%, 10/27/10 to 2/18/20).	$6,241,510	$6,241,510
JP Morgan Securities Inc. Repurchase Agreement, 5.41%, due 9/1/06, maturity value $1,560,612 (collateralized by non-U.S. Government debt securities, value $1,640,004, 6.63% to 10.50%, 1/15/07 to 4/15/16).	1,560,378	1,560,378
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $12,484,880 (collateralized by non-U.S. Government debt securities, value $13,119,665, 0.51% to 8.89%, 8/5/18 to 9/25/46).	12,483,021	12,483,021
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.38%, due 9/1/06, maturity value $6,242,443 (collateralized by non-U.S. Government debt securities, value $6,559,995, 4.11% to 9.79%, 4/28/31 to 9/25/46).	6,241,510	6,241,510
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.46%, due 9/1/06, maturity value $6,866,702 (collateralized by non-U.S. Government debt securities, value $7,215,788, 3.44% to 15.15%, 12/1/08 to 3/1/36).	6,865,661	6,865,661
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.33%, due 9/1/06, maturity value $12,484,869 (collateralized by non-U.S. Government debt securities, value $13,119,850, 6.38% to 10.25%, 5/1/07 to 10/15/16).	12,483,021	12,483,021
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $12,484,880 (collateralized by non-U.S. Government debt securities, value $12,872,044, 0.00% to 10.13%, 10/15/06 to 7/1/26).	12,483,021	12,483,021
Morgan Stanley Repurchase Agreement, 5.36%, due 9/1/06, maturity value $6,242,439 (collateralized by non-U.S. Government debt securities, value $6,562,833, 4.05% to 7.24%, 6/20/29 to 1/14/41).	6,241,510	6,241,510
Morgan Stanley Repurchase Agreement, 5.46%, due 9/1/06, maturity value $2,184,860 (collateralized by non-U.S. Government debt securities, value $3,350,187, 0.00% to 10.00%, 9/1/06 to 8/31/36).	2,184,529	2,184,529
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $4,554,289 (collateralized by non-U.S. Government debt securities, value $6,801,896, 0.00% to 10.00%, 9/1/06 to 8/31/36).[6]	4,369,057	4,369,057

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN 7-10 YEAR TREASURY BOND FUND

August 31, 2006

Security	Principal	Value
Wachovia Capital Repurchase Agreement, 5.38%, due 9/1/06, maturity value $16,230,352 (collateralized by non-U.S. Government debt securities, value $17,055,499, 0.06% to 7.68%, 10/15/11 to 3/15/45).	$16,227,927	$16,227,927

		151,980,778
TIME DEPOSITS[2] – 0.08%
KBC Bank
5.31%, 09/01/06	1,317,021	1,317,021

		1,317,021
VARIABLE & FLOATING RATE NOTES[2] – 25.28%
Allstate Life Global Funding II
5.34% - 5.47%, 09/04/07 - 09/27/07[3]	15,978,267	15,980,334
American Express Bank
5.30%, 02/28/07	6,241,510	6,241,487
American Express Centurion Bank
5.42%, 07/19/07	6,865,661	6,872,617
American Express Credit Corp.
5.51%, 07/05/07	1,872,453	1,873,497
ASIF Global Financing
5.51%, 05/03/07[3]	624,151	624,386
Australia & New Zealand Banking Group Ltd.
5.32%, 09/21/07[3]	4,056,982	4,056,982
Bank of Ireland
5.30% - 5.31%, 08/14/07 - 08/20/07[3]	9,050,190	9,050,562
Beta Finance Inc.
5.29% - 5.48%, 04/25/07 - 07/25/07[3]	15,915,851	15,916,664
BMW US Capital LLC
5.33%, 09/14/07[3]	6,241,510	6,241,510
BNP Paribas
5.36%, 05/18/07[3]	11,546,794	11,546,794
Carlyle Loan Investment Ltd.
5.38%, 04/13/07 - 07/15/07[3]	4,556,303	4,556,303
CC USA Inc.
5.48%, 07/30/07[3]	3,120,755	3,121,164
Commodore CDO Ltd.
5.38%, 06/12/07[3]	1,560,378	1,560,378
Credit Agricole SA
5.48%, 07/23/07	6,241,510	6,241,510
Credit Suisse First Boston NY
5.51%, 04/24/07	3,120,755	3,120,895
Cullinan Finance Corp.
5.36%, 04/25/07[3]	1,560,378	1,560,378
DEPFA Bank PLC
5.37%, 06/15/07	6,241,510	6,241,510
Dorada Finance Inc.
5.41% - 5.47%, 06/27/07 - 07/17/07[3]	7,177,737	7,178,196
Eli Lilly Services Inc.
5.37%, 08/31/07[3]	6,241,510	6,241,510
Fifth Third Bancorp
5.30%, 09/21/07[3]	12,483,021	12,483,021
Five Finance Inc.
5.37% - 5.45%, 12/01/06 - 07/13/07[3]	6,241,510	6,241,037
General Electric Capital Corp.
5.29% - 5.49%, 07/09/07 - 09/24/07	6,553,586	6,555,123
Granite Master Issuer PLC
5.30%, 09/20/06	21,845,286	21,845,286
Harrier Finance Funding LLC
5.33%, 07/25/07[3]	21,845,286	21,845,286
Hartford Life Global Funding Trusts
5.35% - 5.55%, 07/13/07 - 09/17/07	9,362,266	9,363,729
HBOS Treasury Services PLC
5.53%, 07/24/07[3]	6,241,510	6,241,510
Holmes Financing PLC
5.40%, 07/16/07[3]	10,922,643	10,922,643
JP Morgan Chase & Co.
5.36%, 08/02/07	4,681,133	4,681,133
K2 USA LLC
5.20% - 5.46%, 04/02/07 - 06/28/07[3]	4,681,133	4,680,928
Kestrel Funding LLC
5.31%, 07/11/07[3]	2,496,604	2,496,376
Kommunalkredit Austria AG
5.33%, 09/09/07[3]	3,744,906	3,744,906

16	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN 7-10 YEAR TREASURY BOND FUND

August 31, 2006

Security	Principal	Value
Leafs LLC
5.33%, 01/22/07 - 02/20/07[3]	$6,512,227	$6,512,226
Lexington Parker Capital Co. LLC
5.46%, 01/10/07[3]	7,801,888	7,800,148
Links Finance LLC
5.33% - 5.35%, 05/10/07 - 05/16/07[3]	6,865,661	6,865,179
Lothian Mortgages Master Issuer PLC
5.30%, 04/24/07[3]	2,750,182	2,750,182
Marshall & Ilsley Bank
5.31%, 09/14/07	3,432,831	3,432,831
Metropolitan Life Global Funding I
5.42%, 08/06/07[3]	9,362,266	9,362,266
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07[3,6]	624,151	624,151
Monumental Global Funding II
5.49%, 12/27/06[3]	1,248,302	1,248,435
Mound Financing PLC
5.39%, 05/08/07[3]	5,867,020	5,867,020
Natexis Banques Populaires
5.31% - 5.40%, 02/05/07 - 09/14/07[3]	18,724,531	18,724,232
National City Bank of Indiana
5.37%, 05/21/07	3,120,755	3,120,944
Nationwide Building Society
5.44% - 5.62%, 07/06/07 - 07/27/07[3]	20,596,984	20,601,784
Newcastle Ltd.
5.35%, 04/24/07[3]	2,200,132	2,199,713
Northern Rock PLC
5.43%, 08/03/07[3]	7,489,812	7,489,989
Principal Life Global Funding I
5.80%, 02/08/07	2,808,680	2,814,436
Sedna Finance Inc.
5.30% - 5.37%, 09/20/06 - 08/21/07[3]	10,922,643	10,922,438
Skandinaviska Enskilda Bank NY
5.33%, 09/18/07[3]	6,241,510	6,241,510
Strips III LLC
5.38%, 07/24/07[3]	1,517,675	1,517,675
SunTrust Bank
5.37%, 05/01/07	6,241,510	6,241,765
Tango Finance Corp.
5.22% - 5.48%, 04/25/07 - 07/16/07[3]	15,229,285	15,227,936
Union Hamilton Special Funding LLC
5.42% - 5.49%, 09/28/06 - 12/21/06[3]	8,738,115	8,738,114
US Bank N.A.
5.26%, 09/29/06	2,808,680	2,808,623
Wachovia Asset Securitization Inc.
5.31%, 09/25/06[3]	9,313,657	9,313,657
Wachovia Bank N.A.
5.36%, 05/22/07	12,483,021	12,483,021
Wells Fargo & Co.
5.34%, 09/14/07[3]	3,120,755	3,120,946
WhistleJacket Capital Ltd.
5.29% - 5.35%, 04/18/07 - 06/13/07[3]	4,681,133	4,681,105
White Pine Finance LLC
5.29% - 5.35%, 05/22/07 - 08/20/07[3]	18,724,531	18,720,687
Wind Master Trust
5.31% - 5.32%, 09/25/06 - 07/25/07[3]	3,958,428	3,958,428

		412,744,609

TOTAL SHORT-TERM INVESTMENTS (Cost: $ 766,639,769)		766,639,769

TOTAL INVESTMENTS IN SECURITIES – 145.66% (Cost: $ 2,387,840,183)		2,378,314,570
Other Assets, Less Liabilities – (45.66)%		(745,561,956)

NET ASSETS – 100.00%		$1,632,752,614

[1]	All or a portion of this security represents a security on loan. See Note 5.

[2]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[3]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

[4]	Affiliated issuer. See Note 2.

[5]	The rate quoted is the annualized seven-day yield of the fund at period end.

[6]	The investment adviser has determined that this security or a portion of these securities is illiquid.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES® LEHMAN 20+ YEAR TREASURY BOND FUND

August 31, 2006

Security	Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 98.78%
U.S. Treasury Bonds
4.50%, 02/15/36[1]	$227,254,000	$213,866,469
5.25%, 11/15/28[1]	75,530,000	78,733,974
5.25%, 02/15/29	90,802,000	94,701,037
5.38%, 02/15/31[1]	162,514,000	172,895,394
5.50%, 08/15/28	108,896,000	117,025,082
6.13%, 11/15/27[1]	175,960,000	203,049,037
6.13%, 08/15/29[1]	102,090,000	118,679,625
6.25%, 05/15/30[1]	148,902,000	176,326,769
6.38%, 08/15/27[1]	52,788,000	62,552,197
6.50%, 11/15/26[1]	91,300,000	109,197,543
6.63%, 02/15/27[1]	80,178,000	97,340,901

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $ 1,486,547,386)		1,444,368,028

SHORT-TERM INVESTMENTS – 43.61%
CERTIFICATES OF DEPOSIT[2]– 1.76%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	3,604,991	3,604,991
Societe Generale
5.33%, 12/08/06	5,149,986	5,149,986
Washington Mutual Bank
5.36%, 11/13/06	12,874,966	12,874,966
Wells Fargo Bank N.A.
4.78%, 12/05/06	4,119,989	4,119,989

		25,749,932
COMMERCIAL PAPER[2] – 6.82%
Amstel Funding Corp.
5.20%, 11/21/06 - 11/22/06[3]	1,502,663	1,485,009
Amsterdam Funding Corp.
5.27%, 09/15/06[3]	5,149,986	5,139,432
Atlantis One Funding
5.30%, 11/14/06[3]	7,066,193	6,989,211
Barton Capital Corp.
5.27%, 09/06/06[3]	2,595,593	2,593,693
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06[3]	2,610,631	2,582,190
CC USA Inc.
5.03%, 10/24/06[3]	1,029,997	1,022,370
Charta LLC
5.30%, 11/06/06[3]	5,149,986	5,099,946
Concord Minutemen Capital Co. LLC
5.27% - 5.29%, 09/13/06 - 11/16/06[3]	9,044,972	9,004,850
Curzon Funding LLC
5.29%, 11/17/06[3]	5,149,986	5,091,716
Edison Asset Securitization LLC
5.22%, 12/11/06[3]	3,799,248	3,743,608
Falcon Asset Securitization Corp.
5.30%, 11/06/06[3]	5,149,986	5,099,946
Five Finance Inc.
5.19%, 12/01/06[3]	2,317,494	2,287,090
General Electric Capital Services Inc.
5.22%, 12/11/06	514,999	507,456
Giro Funding Corp.
5.28% - 5.34%, 09/11/06 - 10/10/06[3]	5,149,986	5,131,327
Grampian Funding LLC
5.03% - 5.30%, 10/17/06 - 11/16/06[3]	2,471,993	2,451,600
KKR Pacific Funding Trust
5.29%, 09/14/06[3]	5,149,986	5,140,148
Landale Funding LLC
5.31%, 11/15/06[3]	4,016,989	3,972,593
Lexington Parker Capital Co. LLC
5.19% - 5.27%, 09/15/06 - 11/15/06[3]	6,675,515	6,637,213
Liberty Street Funding Corp.
5.27%, 09/08/06 - 09/11/06[3]	4,583,488	4,577,911
Mont Blanc Capital Corp.
5.29%, 11/15/06[3]	3,321,741	3,285,133
Monument Gardens Funding LLC
5.28%, 09/21/06[3]	2,588,023	2,580,431
Nestle Capital Corp.
5.19%, 08/09/07	3,089,992	2,937,640
Park Granada LLC
5.30%, 09/01/06[3]	1,176,875	1,176,875
Regency Markets LLC
5.28%, 09/15/06	2,574,993	2,569,711

18	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN 20+ YEAR TREASURY BOND FUND

August 31, 2006

Security	Shares or Principal	Value
Solitaire Funding Ltd.
5.27%, 09/05/06[3]	$3,862,490	$3,860,228
Sydney Capital Corp.
5.27%, 09/12/06[3]	1,178,317	1,176,419
Tulip Funding Corp.
5.29%, 11/15/06[3]	2,716,206	2,686,271
White Pine Finance LLC
5.12%, 10/27/06[3]	973,347	965,595

		99,795,612
MEDIUM-TERM NOTES[2] – 1.45%
Bank of America N.A.
5.28%, 04/20/07	1,287,497	1,287,497
Cullinan Finance Corp.
5.71%, 06/28/07[3]	3,862,490	3,862,490
K2 USA LLC
5.39%, 06/04/07[3]	3,862,490	3,862,490
Marshall & Ilsley Bank
5.18%, 12/15/06	5,149,986	5,155,085
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07[3]	6,025,484	6,025,484
US Bank N.A.
2.85%, 11/15/06	1,029,997	1,026,102

		21,219,148
MONEY MARKET FUNDS – 1.64%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares 5.27%[4,5]	23,933,164	23,933,164

		23,933,164
REPURCHASE AGREEMENTS[2] – 8.58%
Banc of America Securities LLC Repurchase Agreement, 5.30%, due 9/1/06, maturity value $6,438,431 (collateralized by U.S. Government obligations, value $6,572,466, 5.50% to 6.50%, 1/1/33 to 7/1/36).	$6,437,483	6,437,483

Security	Principal	Value
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 9/1/06, maturity value $10,301,507 (collateralized by non-U.S. Government debt securities, value $10,619,043, 3.80% to 9.13%, 11/1/06 to 6/15/26).	$10,299,973	$10,299,973
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 9/1/06, maturity value $7,726,131 (collateralized by non-U.S. Government debt securities, value $8,505,681, 0.08% to 6.43%, 9/25/20 to 7/25/36).	7,724,979	7,724,979
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $15,452,251 (collateralized by non-U.S. Government debt securities, value $16,144,122, 4.35% to 7.50%, 9/15/08 to 8/25/35).	15,449,959	15,449,959
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 9/1/06, maturity value $3,090,461 (collateralized by non-U.S. Government debt securities, value $3,772,050, 0.00% to 10.00%, 6/1/28 to 8/24/36).	3,089,992	3,089,992
Goldman Sachs & Co. Repurchase Agreement, 5.35%, due 9/1/06, maturity value $10,301,504 (collateralized by non-U.S. Government debt securities, value $10,515,946, 0.00% to 8.57%, 11/15/06 to 2/15/38).	10,299,973	10,299,973

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN 20+ YEAR TREASURY BOND FUND

August 31, 2006

Security	Principal	Value
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $5,150,753 (collateralized by non-U.S. Government debt securities, value $5,412,619, 5.36% to 9.01%, 10/27/10 to 2/18/20).	$5,149,986	$5,149,986
JP Morgan Securities Inc. Repurchase Agreement, 5.41%, due 9/1/06, maturity value $1,287,690 (collateralized by non-U.S. Government debt securities, value $1,353,198, 6.63% to 10.50%, 1/15/07 to 4/15/16).	1,287,497	1,287,497
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $10,301,507 (collateralized by non-U.S. Government debt securities, value $10,825,279, 0.51% to 8.89%, 8/5/18 to 9/25/46).	10,299,973	10,299,973
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.38%, due 9/1/06, maturity value $5,150,756 (collateralized by non-U.S. Government debt securities, value $5,412,774, 4.11% to 9.79%, 4/28/31 to 9/25/46).	5,149,986	5,149,986
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.46%, due 9/1/06, maturity value $5,665,844 (collateralized by non-U.S. Government debt securities, value $5,953,881, 3.44% to 15.15%, 12/1/08 to 3/1/36).	5,664,985	5,664,985
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.33%, due 9/1/06, maturity value $10,301,497 (collateralized by non-U.S. Government debt securities, value $10,825,432, 6.38% to 10.25%, 5/1/07 to 10/15/16).	10,299,972	10,299,972
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $10,301,507 (collateralized by non-U.S. Government debt securities, value $10,620,963, 0.00% to 10.13%, 10/15/06 to 7/1/26).	10,299,973	10,299,973
Morgan Stanley Repurchase Agreement, 5.36%, due 9/1/06, maturity value $5,150,753 (collateralized by non-U.S. Government debt securities, value $5,415,115, 4.05% to 7.24%, 6/20/29 to 1/14/41).	5,149,986	5,149,986
Morgan Stanley Repurchase Agreement, 5.46%, due 9/1/06, maturity value $1,802,768 (collateralized by non-U.S. Government debt securities, value $2,764,302, 0.00% to 10.00%, 9/1/06 to 8/31/36).	1,802,495	1,802,495
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $3,757,829 (collateralized by non-U.S. Government debt securities, value $5,612,370, 0.00% to 10.00%, 9/1/06 to 8/31/36).[6]	3,604,990	3,604,990

20	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN 20+ YEAR TREASURY BOND FUND

August 31, 2006

Security	Principal	Value
Wachovia Capital Repurchase Agreement, 5.38%, due 9/1/06, maturity value $13,391,965 (collateralized by non-U.S. Government debt securities, value $14,072,810, 0.06% to 7.68%, 10/15/11 to 3/15/45).	$13,389,964	$13,389,964

		125,402,166
TIME DEPOSITS[2] – 0.07%
KBC Bank
5.31%, 09/01/06	1,086,699	1,086,699

		1,086,699
VARIABLE & FLOATING RATE NOTES[2] – 23.29%
Allstate Life Global Funding II
5.34% - 5.47%, 09/04/07 - 09/27/07[3]	13,183,965	13,185,670
American Express Bank
5.30%, 02/28/07	5,149,986	5,149,967
American Express Centurion Bank
5.42%, 07/19/07	5,664,985	5,670,724
American Express Credit Corp.
5.51%, 07/05/07	1,544,996	1,545,857
ASIF Global Financing
5.51%, 05/03/07[3]	514,999	515,192
Australia & New Zealand Banking Group Ltd.
5.32%, 09/21/07[3]	3,347,491	3,347,491
Bank of Ireland
5.30% - 5.31%, 08/14/07 - 08/20/07[3]	7,467,480	7,467,787
Beta Finance Inc.
5.29% - 5.48%, 04/25/07 - 07/25/07[3]	13,132,465	13,133,135
BMW US Capital LLC
5.33%, 09/14/07[3]	5,149,986	5,149,986
BNP Paribas
5.36%, 05/18/07[3]	9,527,475	9,527,475
Carlyle Loan Investment Ltd.
5.38%, 04/13/07 - 07/15/07[3]	3,759,490	3,759,490
CC USA Inc.
5.48%, 07/30/07[3]	2,574,993	2,575,330
Commodore CDO Ltd.
5.38%, 06/12/07[3]	1,287,497	1,287,497
Credit Agricole SA
5.48%, 07/23/07	5,149,986	5,149,986
Credit Suisse First Boston NY
5.51%, 04/24/07	2,574,993	2,575,108
Cullinan Finance Corp.
5.36%, 04/25/07[3]	1,287,497	1,287,497
DEPFA Bank PLC
5.37%, 06/15/07	5,149,986	5,149,986
Dorada Finance Inc.
5.41% - 5.47%, 06/27/07 - 07/17/07[3]	5,922,484	5,922,863
Eli Lilly Services Inc.
5.37%, 08/31/07[3]	5,149,986	5,149,986
Fifth Third Bancorp
5.30%, 09/21/07[3]	10,299,973	10,299,973
Five Finance Inc.
5.37% - 5.45%, 12/01/06 - 07/13/07[3]	5,149,986	5,149,596
General Electric Capital Corp.
5.29% - 5.49%, 07/09/07 - 09/24/07	5,407,486	5,408,754
Granite Master Issuer PLC
5.30%, 09/20/06	18,024,952	18,024,952
Harrier Finance Funding LLC
5.33%, 07/25/07[3]	1,544,996	1,545,281
Hartford Life Global Funding Trusts
5.35% - 5.55%, 07/13/07 - 09/17/07	7,724,979	7,726,187
HBOS Treasury Services PLC
5.53%, 07/24/07[3]	5,149,986	5,149,986
Holmes Financing PLC
5.40%, 07/16/07[3]	9,012,476	9,012,476
JP Morgan Chase & Co.
5.36%, 08/02/07	3,862,490	3,862,490
K2 USA LLC
5.20% - 5.46%, 04/02/07 - 06/28/07[3]	3,862,490	3,862,320
Kestrel Funding LLC
5.31%, 07/11/07[3]	2,059,995	2,059,806
Kommunalkredit Austria AG
5.33%, 09/09/07[3]	3,089,992	3,089,992

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN 20+ YEAR TREASURY BOND FUND

August 31, 2006

Security	Principal	Value
Leafs LLC
5.33%, 01/22/07 - 02/20/07[3]	$5,373,359	$5,373,359
Lexington Parker Capital Co. LLC
5.46%, 01/10/07[3]	6,437,483	6,436,047
Links Finance LLC
5.33% - 5.35%, 05/10/07 - 05/16/07[3]	5,664,985	5,664,587
Lothian Mortgages Master Issuer PLC
5.30%, 04/24/07[3]	2,269,227	2,269,227
Marshall & Ilsley Bank
5.31%, 09/14/07	2,832,492	2,832,492
Metropolitan Life Global Funding I
5.42%, 08/06/07[3]	7,724,979	7,724,979
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07[3,6]	514,999	514,999
Monumental Global Funding II
5.49%, 12/27/06[3]	1,029,997	1,030,107
Mound Financing PLC
5.39%, 05/08/07[3]	4,840,987	4,840,987
Natexis Banques Populaires
5.31% - 5.40%, 02/05/07 - 09/14/07[3]	15,449,959	15,449,713
National City Bank of Indiana
5.37%, 05/21/07	2,574,993	2,575,149
Nationwide Building Society
5.44% - 5.62%, 07/06/07 - 07/27/07[3]	16,994,955	16,998,915
Newcastle Ltd.
5.35%, 04/24/07[3]	1,815,370	1,815,024
Northern Rock PLC
5.43%, 08/03/07[3]	6,179,984	6,180,129
Principal Life Global Funding I
5.80%, 02/08/07	2,317,494	2,322,243
Sedna Finance Inc.
5.30% - 5.37%, 09/20/06 - 08/21/07[3]	9,012,476	9,012,307
Skandinaviska Enskilda Bank NY
5.33%, 09/18/07[3]	5,149,986	5,149,986
Strips III LLC
5.38%, 07/24/07[3]	1,252,262	1,252,262
SunTrust Bank
5.37%, 05/01/07	5,149,986	5,150,197
Tango Finance Corp.
5.22% - 5.48%, 04/25/07 - 07/16/07[3]	12,565,966	12,564,852
Union Hamilton Special Funding LLC
5.42% - 5.49%, 09/28/06 - 12/21/06[3]	7,209,981	7,209,980
US Bank N.A.
5.26%, 09/29/06	2,317,494	2,317,447
Wachovia Asset Securitization Inc.
5.31%, 09/25/06[3]	7,684,872	7,684,871
Wachovia Bank N.A.
5.36%, 05/22/07	10,299,973	10,299,973
Wells Fargo & Co.
5.34%, 09/14/07[3]	2,574,993	2,575,151
WhistleJacket Capital Ltd.
5.29% - 5.35%, 04/18/07 - 06/13/07[3]	3,862,490	3,862,467
White Pine Finance LLC
5.29% - 5.35%, 05/22/07 - 08/20/07[3]	15,449,959	15,446,786
Wind Master Trust
5.31% - 5.32%, 09/25/06 - 07/25/07[3]	3,266,173	3,266,172

		340,563,248

TOTAL SHORT-TERM INVESTMENTS (Cost: $637,749,969)		637,749,969

TOTAL INVESTMENTS IN SECURITIES – 142.39% (Cost: $2,124,297,355)		2,082,117,997
Other Assets, Less Liabilities – (42.39)%		(619,840,123)

NET ASSETS – 100.00%		$1,462,277,874

1	All or a portion of this security represents a security on loan. See Note 5.

2	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

3	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

4	Affiliated issuer. See Note 2.

5	The rate quoted is the annualized seven-day yield of the fund at period end.

6	The investment adviser has determined that this security or a portion of these securities is illiquid.

See notes to the financial statements.

22	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® LEHMAN TIPS BOND FUND

August 31, 2006

Security	Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 98.91%
U.S. Treasury Inflation Index Bonds
0.88%, 04/15/10[1]	$332,354,339	$315,683,446
1.63%, 01/15/15	241,341,085	229,915,998
1.88%, 07/15/13[1]	251,827,131	245,664,921
1.88%, 07/15/15[1]	196,564,455	190,730,422
2.00%, 01/15/14	293,253,068	263,781,902
2.00%, 07/15/14	227,908,537	223,687,671
2.00%, 01/15/16[1]	207,944,081	203,618,844
2.00%, 01/15/26	176,476,061	170,092,922
2.38%, 04/15/11[1]	119,062,362	119,563,614
2.38%, 01/15/25[1]	331,340,506	338,354,984
2.50%, 07/15/16[1]	64,778,542	66,256,141
3.00%, 07/15/12	283,995,712	295,648,056
3.38%, 01/15/12[1]	89,361,243	94,422,664
3.38%, 04/15/32	55,158,056	68,934,883
3.50%, 01/15/11[1]	162,939,679	171,264,267
3.63%, 01/15/08[1]	207,926,917	210,640,363
3.63%, 04/15/28[1]	212,906,803	265,467,106
3.88%, 01/15/09[1]	189,388,227	195,691,067
3.88%, 04/15/29	260,299,154	338,409,724
4.25%, 01/15/10[1]	159,526,099	169,522,005

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $ 4,237,324,687)		4,177,351,000

SHORT-TERM INVESTMENTS – 43.41%

CERTIFICATES OF DEPOSIT[2] – 1.82%
Credit Suisse First Boston NY
5.28% - 5.43%,
04/23/07 - 08/21/07	10,754,035	10,754,035
Societe Generale
5.33%, 12/08/06	15,362,907	15,362,907
Washington Mutual Bank
5.36%, 11/13/06	38,407,267	38,407,267
Wells Fargo Bank N.A.
4.78%, 12/05/06	12,290,325	12,290,325

		76,814,534
COMMERCIAL PAPER[2] – 7.05%
Amstel Funding Corp.
5.20%, 11/21/06 - 11/22/06[3]	4,482,589	4,429,917
Amsterdam Funding Corp.
5.27%, 09/15/06[3]	15,362,907	15,331,421
Atlantis One Funding
5.30%, 11/14/06[3]	21,079,137	20,849,492
Barton Capital Corp.
5.27%, 09/06/06[3]	7,742,905	7,737,238
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06[3]	7,787,765	7,702,921
CC USA Inc.
5.03%, 10/24/06[3]	3,072,581	3,049,828
Charta LLC
5.30%, 11/06/06[3]	15,362,907	15,213,630
Concord Minutemen Capital Co. LLC
5.27% - 5.29%,
09/13/06 - 11/16/06[3]	26,982,027	26,862,338
Curzon Funding LLC
5.29%, 11/17/06[3]	15,362,907	15,189,080
Edison Asset Securitization LLC
5.22%, 12/11/06[3]	11,333,523	11,167,544
Falcon Asset Securitization Corp.
5.30%, 11/06/06[3]	15,362,907	15,213,630
Five Finance Inc.
5.19%, 12/01/06[3]	6,913,308	6,822,611
General Electric Capital Services Inc.
5.22%, 12/11/06	1,536,291	1,513,792
Giro Funding Corp.
5.28% - 5.34%,
09/11/06 - 10/10/06[3]	15,362,907	15,307,245
Grampian Funding LLC
5.03% - 5.30%,
10/17/06 - 11/16/06[3]	7,374,195	7,313,360
KKR Pacific Funding Trust
5.29%, 09/14/06[3]	15,362,907	15,333,559
Landale Funding LLC
5.31%, 11/15/06[3]	11,983,067	11,850,629
Lexington Parker Capital Co. LLC
5.19% - 5.27%,
09/15/06 - 11/15/06[3]	19,913,707	19,799,447
Liberty Street Funding Corp.
5.27%, 09/08/06 - 09/11/06[3]	13,672,987	13,656,352

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN TIPS BOND FUND

August 31, 2006

Security	Shares or Principal	Value
Mont Blanc Capital Corp.
5.29%, 11/15/06[3]	$9,909,075	$9,799,869
Monument Gardens Funding LLC
5.28%, 09/21/06[3]	7,720,321	7,697,675
Nestle Capital Corp.
5.19%, 08/09/07	9,217,744	8,763,263
Park Granada LLC
5.30%, 09/01/06[3]	3,510,731	3,510,731
Regency Markets LLC
5.28%, 09/15/06	7,681,453	7,665,696
Solitaire Funding Ltd.
5.27%, 09/05/06[3]	11,522,180	11,515,433
Sydney Capital Corp.
5.27%, 09/12/06[3]	3,515,033	3,509,373
Tulip Funding Corp.
5.29%, 11/15/06[3]	8,102,704	8,013,406
White Pine Finance LLC
5.12%, 10/27/06[3]	2,903,589	2,880,464

		297,699,944
MEDIUM-TERM NOTES[2] – 1.50%
Bank of America N.A.
5.28%, 04/20/07	3,840,727	3,840,727
Cullinan Finance Corp.
5.71%, 06/28/07[3]	11,522,180	11,522,180
K2 USA LLC
5.39%, 06/04/07[3]	11,522,180	11,522,180
Marshall & Ilsley Bank
5.18%, 12/15/06	15,362,907	15,378,115
Sigma Finance Inc.
5.13%-5.51%,
03/30/07-06/18/07[3]	17,974,601	17,974,600
US Bank N.A.
2.85%, 11/15/06	3,072,581	3,060,963

		63,298,765
MONEY MARKET FUNDS – 0.06%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares 5.27%[4,5]	2,486,064	2,486,064

		2,486,064

Security	Principal	Value
REPURCHASE AGREEMENTS[2] – 8.86%
Banc of America Securities LLC Repurchase Agreement, 5.30%, due 9/1/06, maturity value $19,206,460 (collateralized by U.S. Government obligations, value $19,606,301, 5.50% to 6.50%, 1/1/33 to 7/1/36).	$19,203,633	$19,203,633
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 9/1/06, maturity value $30,730,388 (collateralized by non-U.S. Government debt securities, value $31,677,632, 3.80% to 9.13%, 11/1/06 to 6/15/26).	30,725,813	30,725,813
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 9/1/06, maturity value $23,047,797 (collateralized by non-U.S. Government debt securities, value $25,373,270, 0.08% to 6.43%, 9/25/20 to 7/25/36).	23,044,360	23,044,360
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $46,095,582 (collateralized by non-U.S. Government debt securities, value $48,159,477, 4.35% to 7.50%, 9/15/08 to 8/25/35).	46,088,720	46,088,720
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 9/1/06, maturity value $9,219,142 (collateralized by non-U.S. Government debt securities, value $11,252,389, 0.00% to 10.00%, 6/1/28 to 8/24/36).	9,217,744	9,217,744

24	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN TIPS BOND FUND

August 31, 2006

Security	Principal	Value
Goldman Sachs & Co. Repurchase Agreement, 5.35%, due 9/1/06, maturity value $30,730,379 (collateralized by non-U.S. Government debt securities, value $31,370,082, 0.00% to 8.57%, 11/15/06 to 2/15/38).	$30,725,813	$30,725,813
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $15,365,194 (collateralized by non-U.S. Government debt securities, value $16,146,366, 5.36% to 9.01%, 10/27/10 to 2/18/20).	15,362,907	15,362,907
JP Morgan Securities Inc. Repurchase Agreement, 5.41%, due 9/1/06, maturity value $3,841,304 (collateralized by non-U.S. Government debt securities, value $4,036,719, 6.63% to 10.50%, 1/15/07 to 4/15/16).	3,840,727	3,840,727
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $30,730,388 (collateralized by non-U.S. Government debt securities, value $32,292,854, 0.51% to 8.89%, 8/5/18 to 9/25/46).	30,725,813	30,725,813
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.38%, due 9/1/06, maturity value $15,365,203 (collateralized by non-U.S. Government debt securities, value $16,146,827, 4.11% to 9.79%, 4/28/31 to 9/25/46).	15,362,907	15,362,907
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.46%, due 9/1/06, maturity value $16,901,760 (collateralized by non-U.S. Government debt securities, value $17,761,002, 3.44% to 15.15%, 12/1/08 to 3/1/36).	16,899,197	16,899,197
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.33%, due 9/1/06, maturity value $30,730,362 (collateralized by non-U.S. Government debt securities, value $32,293,310, 6.38% to 10.25%, 5/1/07 to 10/15/16).	30,725,813	30,725,813
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $30,730,388 (collateralized by non-U.S. Government debt securities, value $31,683,359, 0.00% to 10.13%, 10/15/06 to 7/1/26).	30,725,813	30,725,813
Morgan Stanley Repurchase Agreement, 5.36%, due 9/1/06, maturity value $15,365,194 (collateralized by non-U.S. Government debt securities, value $16,153,812, 4.05% to 7.24%, 6/20/29 to 1/14/41).	15,362,907	15,362,907
Morgan Stanley Repurchase Agreement, 5.46%, due 9/1/06, maturity value $5,377,833 (collateralized by non-U.S. Government debt securities, value $8,246,180, 0.00% to 10.00%, 9/1/06 to 8/31/36).	5,377,017	5,377,017

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN TIPS BOND FUND

August 31, 2006

Security	Principal	Value
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $11,209,967 (collateralized by non-U.S. Government debt securities, value $16,742,243, 0.00% to 10.00%, 9/1/06 to 8/31/36).[6]	$10,754,035	$10,754,035
Wachovia Capital Repurchase Agreement, 5.38%, due 9/1/06, maturity value $39,949,526 (collateralized by non-U.S. Government debt securities, value $41,980,551, 0.06% to 7.68%, 10/15/11 to 3/15/45).	39,943,557	39,943,557

		374,086,776
TIME DEPOSITS[2] – 0.07%
KBC Bank
5.31%, 09/01/06	3,241,727	3,241,727

		3,241,727
VARIABLE & FLOATING RATE NOTES[2] – 24.05%
Allstate Life Global Funding II
5.34% - 5.47%,
09/04/07 - 09/27/07[3]	39,329,041	39,334,129
American Express Bank
5.30%, 02/28/07	15,362,907	15,362,850
American Express Centurion Bank
5.42%, 07/19/07	16,899,197	16,916,318
American Express Credit Corp.
5.51%, 07/05/07	4,608,872	4,611,441
ASIF Global Financing
5.51%, 05/03/07[3]	1,536,291	1,536,869
Australia & New Zealand Banking Group Ltd.
5.32%, 09/21/07[3]	9,985,889	9,985,889
Bank of Ireland
5.30% - 5.31%,
08/14/07 - 08/20/07[3]	22,276,215	22,277,131
Beta Finance Inc.
5.29% -5.48%,
04/25/07 - 07/25/07[3]	39,175,412	39,177,407
BMW US Capital LLC
5.33%, 09/14/07[3]	15,362,907	15,362,907
BNP Paribas
5.36%, 05/18/07[3]	28,421,377	28,421,377
Carlyle Loan Investment Ltd.
5.38%, 04/13/07 - 07/15/07[3]	11,214,922	11,214,923
CC USA Inc.
5.48%, 07/30/07[3]	7,681,453	7,682,459
Commodore CDO Ltd.
5.38%, 06/12/07[3]	3,840,727	3,840,727
Credit Agricole SA
5.48%, 07/23/07	15,362,907	15,362,907
Credit Suisse First Boston NY
5.51%, 04/24/07	7,681,453	7,681,797
Cullinan Finance Corp.
5.36%, 04/25/07[3]	3,840,727	3,840,727
DEPFA Bank PLC
5.37%, 06/15/07	15,362,907	15,362,907
Dorada Finance Inc.
5.41% - 5.47%,
06/27/07 - 07/17/07[3]	17,667,343	17,668,473
Eli Lilly Services Inc.
5.37%, 08/31/07[3]	15,362,907	15,362,907
Fifth Third Bancorp
5.30%, 09/21/07[3]	30,725,813	30,725,813
Five Finance Inc.
5.37% - 5.45%,
12/01/06 - 07/13/07[3]	15,362,907	15,361,741
General Electric Capital Corp.
5.29% - 5.49%,
07/09/07 - 09/24/07	16,131,052	16,134,836
Granite Master Issuer PLC
5.30%, 09/20/06	53,770,173	53,770,173
Harrier Finance Funding LLC
5.33%, 07/25/07[3]	4,608,872	4,609,723
Hartford Life Global Funding Trusts
5.35% - 5.55%,
07/13/07 - 09/17/07	23,044,360	23,047,962
HBOS Treasury Services PLC
5.53%, 07/24/07[3]	15,362,907	15,362,907
Holmes Financing PLC
5.40%, 07/16/07[3]	26,885,087	26,885,087
JP Morgan Chase & Co.
5.36%, 08/02/07	11,522,180	11,522,180

26	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN TIPS BOND FUND

August 31, 2006

Security	Principal	Value
K2 USA LLC
5.20% - 5.46%,
04/02/07 - 06/28/07[3]	$11,522,180	$11,521,675
Kestrel Funding LLC
5.31%, 07/11/07[3]	6,145,163	6,144,600
Kommunalkredit Austria AG
5.33%, 09/09/07[3]	9,217,744	9,217,744
Leafs LLC
5.33%, 01/22/07 - 02/20/07[3]	16,029,250	16,029,249
Lexington Parker Capital Co. LLC
5.46%, 01/10/07[3]	19,203,633	19,199,352
Links Finance LLC
5.33% - 5.35%,
05/10/07 - 05/16/07[3]	16,899,197	16,898,010
Lothian Mortgages Master Issuer PLC
5.30%, 04/24/07[3]	6,769,322	6,769,322
Marshall & Ilsley Bank
5.31%, 09/14/07	8,449,599	8,449,599
Metropolitan Life Global Funding I
5.42%, 08/06/07[3]	23,044,360	23,044,360
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07[3,6]	1,536,291	1,536,291
Monumental Global Funding II
5.49%, 12/27/06[3]	3,072,581	3,072,908
Mound Financing PLC
5.39%, 05/08/07[3]	14,441,132	14,441,132
Natexis Banques Populaires
5.31% - 5.40%,
02/05/07 - 09/14/07[3]	46,088,720	46,087,983
National City Bank of Indiana
5.37%, 05/21/07	7,681,453	7,681,919
Nationwide Building Society
5.44% - 5.62%,
07/06/07 - 07/27/07[3]	50,697,592	50,709,408
Newcastle Ltd.
5.35%, 04/24/07[3]	5,415,425	5,414,393
Northern Rock PLC
5.43%, 08/03/07[3]	18,435,488	18,435,923
Principal Life Global Funding I
5.80%, 02/08/07	6,913,308	6,927,476
Sedna Finance Inc.
5.30% - 5.37%,
09/20/06 - 08/21/07[3]	26,885,087	26,884,583
Skandinaviska Enskilda Bank NY
5.33%, 09/18/07[3]	15,362,907	15,362,907
Strips III LLC
5.38%, 07/24/07[3]	3,735,617	3,735,617
SunTrust Bank
5.37%, 05/01/07	15,362,907	15,363,534
Tango Finance Corp.
5.22% - 5.48%,
04/25/07 - 07/16/07[3]	37,485,492	37,482,169
Union Hamilton Special Funding LLC
5.42% - 5.49%,
09/28/06 - 12/21/06[3]	21,508,069	21,508,070
US Bank N.A.
5.26%, 09/29/06	6,913,308	6,913,169
Wachovia Asset Securitization Inc.
5.31%, 09/25/06[3]	22,924,714	22,924,714
Wachovia Bank N.A.
5.36%, 05/22/07	30,725,813	30,725,813
Wells Fargo & Co.
5.34%, 09/14/07[3]	7,681,453	7,681,924
WhistleJacket Capital Ltd.
5.29% - 5.35%,
04/18/07 - 06/13/07[3]	11,522,180	11,522,112
White Pine Finance LLC
5.29% - 5.35%,
05/22/07 - 08/20/07[3]	46,088,720	46,079,257
Wind Master Trust
5.31% - 5.32%,
09/25/06 - 07/25/07[3]	9,743,309	9,743,309

		1,015,933,089

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,833,560,899)		1,833,560,899

TOTAL INVESTMENTS IN SECURITIES – 142.32% (Cost: $6,070,885,586)		6,010,911,899
Other Assets, Less Liabilities – (42.32)%		(1,787,474,957)

NET ASSETS – 100.00%		$4,223,436,942

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN TIPS BOND FUND

August 31, 2006

[1]	All or a portion of this security represents a security on loan. See Note 5.

[2]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[3]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

[4]	Affiliated issuer. See Note 2.

[5]	The rate quoted is the annualized seven-day yield of the fund at period end.

[6]	The investment adviser has determined that this security or a portion of these securities is illiquid.

See notes to the financial statements.

28	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® LEHMAN AGGREGATE BOND FUND

August 31, 2006

Security	Principal	Value
CORPORATE BONDS & NOTES - 26.43%
AEROSPACE & DEFENSE - 0.50%
Lockheed Martin Corp.
6.15%, 09/01/36[1]	$9,875,000	$10,151,239
United Technologies Corp.
4.38%, 05/01/10	9,875,000	9,598,593

		19,749,832
AUTO MANUFACTURERS - 0.76%
DaimlerChrysler N.A. Holding Corp.
3.88%, 07/22/08	9,875,000	9,624,211
4.05%, 06/04/08	9,875,000	9,646,736
7.30%, 01/15/12	9,875,000	10,512,171

		29,783,118
BANKS - 4.16%
Bank of America Corp.
4.50%, 08/01/10	19,750,000	19,222,895
4.88%, 01/15/13	9,875,000	9,598,169
Bank One Corp.
2.63%, 06/30/08	19,750,000	18,848,494
International Bank for Reconstruction & Development
4.13%, 08/12/09[2]	29,625,000	29,063,117
KFW
4.25%, 06/15/10	19,750,000	19,261,931
US Bank N.A.
4.95%, 10/30/14	9,875,000	9,552,603
Wachovia Corp.
3.50%, 08/15/08	19,750,000	19,104,060
5.25%, 08/01/14	9,875,000	9,674,634
Washington Mutual Inc.
4.00%, 01/15/09	9,875,000	9,595,642
Wells Fargo & Co.
4.88%, 01/12/11	9,875,000	9,730,946
5.00%, 11/15/14	9,875,000	9,558,174

		163,210,665
BEVERAGES - 0.25%
Diageo Finance BV
5.30%, 10/28/15	9,875,000	9,685,206

		9,685,206
BIOTECHNOLOGY - 0.24%
Amgen Inc.
4.00%, 11/18/09	9,875,000	9,501,740

		9,501,740
COMPUTERS - 0.25%
International Business
Machines Corp.
4.25%, 09/15/09	9,875,000	9,640,658

		9,640,658
DIVERSIFIED FINANCIAL SERVICES - 11.17%
American Express Co.
4.88%, 07/15/13	19,750,000	19,204,544
American General Finance Corp.
5.38%, 10/01/12	19,750,000	19,582,053
Ameriprise Financial Inc.
5.35%, 11/15/10	9,875,000	9,862,478
Bear Stearns Companies Inc. (The)
2.88%, 07/02/08	19,750,000	18,924,527
Boeing Capital Corp.
5.80%, 01/15/13	9,875,000	10,090,391
CIT Group Funding Company of Canada
4.65%, 07/01/10	19,750,000	19,208,902
Citigroup Inc.
6.00%, 02/21/12	29,625,000	30,553,331
Countrywide Home Loans Inc.
3.25%, 05/21/08	9,875,000	9,534,236
Credit Suisse First Boston USA Inc.
7.13%, 07/15/32	9,875,000	11,283,199
General Electric Capital Corp.
3.50%, 05/01/08	9,875,000	9,603,463
5.88%, 02/15/12	19,750,000	20,270,286
6.75%, 03/15/32	9,875,000	11,118,100
Goldman Sachs Group Inc.
3.88%, 01/15/09	19,750,000	19,158,294
5.00%, 10/01/14	9,875,000	9,481,346
Household Finance Corp.
4.63%, 01/15/08	9,875,000	9,788,441
6.38%, 11/27/12	19,750,000	20,692,966
International Lease Finance Corp.
5.75%, 06/15/11	9,875,000	9,988,399

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN AGGREGATE BOND FUND

August 31, 2006

Security	Principal	Value
John Deere Capital Corp.
7.00%, 03/15/12	$9,875,000	$10,569,049
JP Morgan Chase & Co.
5.75%, 01/02/13	9,875,000	10,004,919
Lehman Brothers Holdings Inc.
4.00%, 01/22/08	9,875,000	9,706,922
5.50%, 04/04/16	19,750,000	19,517,853
Merrill Lynch & Co. Inc.
3.70%, 04/21/08	19,750,000	19,261,821
5.00%, 01/15/15	9,875,000	9,514,789
Morgan Stanley
5.05%, 01/21/11	9,875,000	9,732,725
5.30%, 03/01/13	19,750,000	19,505,153
National Rural Utilities
7.25%, 03/01/12	9,875,000	10,729,675
Residential Capital Corp.
6.38%, 06/30/10	9,875,000	9,964,877
SLM Corp.
5.38%, 05/15/14	19,750,000	19,461,484
Sprint Capital Corp.
8.38%, 03/15/12	9,875,000	11,035,105
Unilever Capital Corp.
5.90%, 11/15/32	9,875,000	9,771,455
Verizon Global Funding Corp.
7.75%, 12/01/30	9,875,000	11,135,145

		438,255,928
ELECTRIC – 1.01%
Dominion Resources Inc.
5.15%, 07/15/15	9,875,000	9,381,687
Duke Capital LLC
6.25%, 02/15/13	9,875,000	10,015,889
Pacific Gas & Electric Co.
6.05%, 03/01/34	9,875,000	9,772,023
Progress Energy Inc.
7.10%, 03/01/11	9,875,000	10,516,818

		39,686,417
FOOD – 0.24%
Kraft Foods Inc.
4.00%, 10/01/08	9,875,000	9,620,344

		9,620,344
FOREST PRODUCTS & PAPER – 0.26%
Weyerhaeuser Co.
7.38%, 03/15/32	9,875,000	10,289,492

		10,289,492
HEALTH CARE - SERVICES – 0.24%
UnitedHealth Group Inc.
4.88%, 03/15/15	9,875,000	9,387,852

		9,387,852
INSURANCE – 0.73%
Allstate Corp. (The)
5.55%, 05/09/35	9,875,000	9,131,308
Genworth Financial Inc.
5.75%, 06/15/14	9,875,000	9,948,152
Metlife Inc.
5.00%, 06/15/15	9,875,000	9,480,763

		28,560,223
MANUFACTURING – 0.26%
Tyco International Group SA
6.38%, 10/15/11	9,875,000	10,312,756

		10,312,756
MEDIA – 0.76%
AOL Time Warner Inc.
7.70%, 05/01/32	9,875,000	10,793,827
News America Inc.
6.20%, 12/15/34	9,875,000	9,252,343
Viacom Inc.
6.25%, 04/30/161	9,875,000	9,775,311

		29,821,481
MINING – 0.26%
Alcoa Inc.
6.00%, 01/15/12	9,875,000	10,086,605

		10,086,605
MULTI-NATIONAL – 0.49%
European Investment Bank
4.63%, 05/15/14	19,750,000	19,243,294

		19,243,294
OIL & GAS – 0.79%
ConocoPhillips
5.90%, 10/15/32	9,875,000	9,967,805

30	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN AGGREGATE BOND FUND

August 31, 2006

Security	Principal	Value
Enterprise Products Operating LP Series B
5.60%, 10/15/14	$9,875,000	$9,635,795
Valero Energy Corp.
7.50%, 04/15/32	9,875,000	11,414,378

		31,017,978
PHARMACEUTICALS – 0.75%
AmerisourceBergen Corp.
5.88%, 09/15/15	9,875,000	9,569,210
Bristol-Myers Squibb Co.
5.75%, 10/01/11	9,875,000	9,986,241
Wyeth
5.50%, 02/01/14	9,875,000	9,809,516

		29,364,967
REAL ESTATE – 0.24%
EOP Operating LP
4.75%, 03/15/14	9,875,000	9,243,234

		9,243,234
REAL ESTATE INVESTMENT TRUSTS – 0.26%
Boston Properties LP
6.25%, 01/15/13	9,875,000	10,166,501

		10,166,501
RETAIL – 0.49%
Home Depot Inc.
5.40%, 03/01/16	9,875,000	9,774,192
Wal-Mart Stores Inc.
4.55%, 05/01/13	9,875,000	9,436,401

		19,210,593
SOFTWARE – 0.24%
Oracle Corp.
5.25%, 01/15/16	9,875,000	9,583,191

		9,583,191
TELECOMMUNICATIONS – 1.53%
AT&T Wireless Services Inc.
7.88%, 03/01/11	19,750,000	21,571,484
BellSouth Corp.
6.00%, 11/15/34	9,875,000	9,074,088
Embarq Corp.
7.08%, 06/01/16	9,875,000	10,083,595
SBC Communications Inc.
5.88%, 02/01/12	9,875,000	9,995,398
Telecom Italia Capital SA
4.00%, 01/15/10	9,875,000	9,374,171

		60,098,736
TELEPHONE – 0.29%
AT&T Broadband Corp.
8.38%, 03/15/13	9,875,000	11,196,409

		11,196,409
UTILITIES – 0.26%
TXU Energy Co.
7.00%, 03/15/13	9,875,000	10,305,010

		10,305,010

TOTAL CORPORATE BONDS & NOTES (Cost: $1,055,283,107)		1,037,022,230
FOREIGN GOVERNMENT BONDS & NOTES[3] – 1.85%
Italy (Republic of)
6.00%, 02/22/11	9,875,000	10,185,934
Ontario (Province of)
5.50%, 10/01/08	9,875,000	9,957,238
Quebec (Province of)
7.50%, 09/15/29	9,875,000	12,393,031
United Mexican States
4.63%, 10/08/08	9,875,000	9,702,977
5.63%, 01/15/17	9,875,000	9,741,293
6.38%, 01/16/13	19,750,000	20,644,478

TOTAL FOREIGN GOVERNMENT BONDS & NOTES (Cost: $72,866,400)		72,624,951
MUNICIPAL DEBT OBLIGATIONS – 0.24%
ILLINOIS – 0.24%
Illinois State, General Obligations
5.10%, 06/01/33	9,875,000	9,288,622

		9,288,622

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost: $9,477,926)		9,288,622

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN AGGREGATE BOND FUND

August 31, 2006

Security	Principal	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS – 70.44%
MORTGAGE-BACKED SECURITIES – 34.72%
Federal Home Loan Mortgage Corp.
4.50%, 10/01/21[4]	$51,745,000	$49,659,056
5.00%, 10/01/21[4]	60,435,000	59,112,984
5.00%, 10/01/36[4]	82,160,000	78,693,834
5.50%, 10/01/21[4]	70,310,000	69,980,387
5.50%, 10/01/36[4]	170,245,000	167,052,906
6.00%, 10/01/36[4]	103,885,000	103,917,412
Federal National Mortgage Association
4.50%, 10/01/21[4]	51,745,000	49,691,344
5.00%, 10/01/21[4]	92,035,000	90,079,256
5.50%, 10/01/21[4]	41,870,000	41,699,924
5.50%, 10/01/36[4]	219,620,000	215,364,863
6.00%, 10/01/36[4]	192,760,000	192,760,000
6.50%, 10/01/36[4]	104,675,000	106,146,940
Government National Mortgage Association
5.00%, 10/01/36[4]	57,275,000	55,467,287
5.50%, 10/01/36[4]	51,745,000	51,227,550
6.00%, 10/01/36[4]	30,810,000	31,060,331

		1,361,914,074
U.S. GOVERNMENT AGENCY OBLIGATIONS – 11.20%
Federal Home Loan Mortgage Corp.
2.75%, 03/15/08[2]	143,385,000	138,559,708
4.50%, 01/15/13[2]	80,975,000	78,581,241
6.25%, 07/15/32[2]	26,465,000	30,169,041
Federal National Mortgage Association
4.63%, 01/15/08[2]	98,750,000	98,137,483
5.00%, 04/15/15[2]	25,675,000	25,527,646
7.25%, 01/15/10[2]	63,990,000	68,407,569

		439,382,688
U.S. GOVERNMENT OBLIGATIONS – 24.52%
U.S. Treasury Bonds
6.25%, 05/15/30[2]	31,205,000	36,952,337
7.50%, 11/15/16	23,700,000	28,831,761
7.63%, 02/15/25[2]	111,390,000	147,037,027
8.13%, 08/15/19[2]	75,445,000	98,626,229
U.S. Treasury Notes
3.00%, 11/15/07[2]	125,215,000	122,407,683
3.50%, 02/15/10	92,430,000	88,901,946
4.75%, 05/15/14[2]	69,915,000	69,996,105
5.13%, 06/30/08[2]	162,740,000	163,623,677
6.00%, 08/15/09[2]	198,685,000	205,702,535

		962,079,300

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost: $2,773,465,389)		2,763,376,062

SHORT-TERM INVESTMENTS – 62.55%
CERTIFICATES OF DEPOSIT[5] – 1.16%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	6,393,199	6,393,199
Societe Generale
5.33%, 12/08/06	9,133,142	9,133,142
Washington Mutual Bank
5.36%, 11/13/06	22,832,856	22,832,856
Wells Fargo Bank N.A.
4.78%, 12/05/06	7,306,514	7,306,514

		45,665,711
COMMERCIAL PAPER[5] – 4.51%
Amstel Funding Corp.
5.20%, 11/21/06 - 11/22/06[1]	2,664,868	2,633,560
Amsterdam Funding Corp.
5.27%, 09/15/06[1]	9,133,142	9,114,425
Atlantis One Funding
5.30%, 11/14/06[1]	12,531,402	12,394,880
Barton Capital Corp.
5.27%, 09/06/06[1]	4,603,104	4,599,735
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06[1]	4,629,773	4,579,334
CC USA Inc.
5.03%, 10/24/06[1]	1,826,628	1,813,102
Charta LLC
5.30%, 11/06/06[1]	9,133,142	9,044,399
Concord Minutemen Capital Co. LLC
5.27% - 5.29%, 09/13/06 - 11/16/06[1]	16,040,629	15,969,475

32	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN AGGREGATE BOND FUND

August 31, 2006

Security	Principal	Value
Curzon Funding LLC
5.29%, 11/17/06[1]	$9,133,142	$9,029,804
Edison Asset Securitization LLC
5.22%, 12/11/06[1]	6,737,702	6,639,028
Falcon Asset Securitization Corp.
5.30%, 11/06/06[1]	9,133,142	9,044,399
Five Finance Inc.
5.19%, 12/01/06[1]	4,109,914	4,055,995
General Electric Capital Services Inc.
5.22%, 12/11/06	913,314	899,939
Giro Funding Corp.
5.28% - 5.34%, 09/11/06 - 10/10/06[1]	9,133,142	9,100,052
Grampian Funding LLC
5.03% - 5.30%, 10/17/06 - 11/16/06[1]	4,383,908	4,347,741
KKR Pacific Funding Trust
5.29%, 09/14/06[1]	9,133,142	9,115,696
Landale Funding LLC
5.31%, 11/15/06[1]	7,123,851	7,045,118
Lexington Parker Capital Co. LLC
5.19% - 5.27%,
09/15/06 - 11/15/06[1]	11,838,562	11,770,635
Liberty Street Funding Corp.
5.27%, 09/08/06 - 09/11/06[1]	8,128,497	8,118,607
Mont Blanc Capital Corp.
5.29%, 11/15/06[1]	5,890,877	5,825,955
Monument Gardens Funding LLC
5.28%, 09/21/06[1]	4,589,678	4,576,215
Nestle Capital Corp.
5.19%, 08/09/07	5,479,885	5,209,700
Park Granada LLC
5.30%, 09/01/06[1]	2,087,106	2,087,106
Regency Markets LLC
5.28%, 09/15/06	4,566,571	4,557,203
Solitaire Funding Ltd.
5.27%, 09/05/06[1]	6,849,857	6,845,846
Sydney Capital Corp.
5.27%, 09/12/06[1]	2,089,663	2,086,298
Tulip Funding Corp.
5.29%, 11/15/06[1]	4,817,002	4,763,915

Security	Shares or Principal	Value
White Pine Finance LLC
5.12%, 10/27/06[1]	$1,726,164	$1,712,416

		176,980,578
MEDIUM-TERM NOTES[5] – 0.96%
Bank of America N.A.
5.28%, 04/20/07	2,283,286	2,283,286
Cullinan Finance Corp.
5.71%, 06/28/07[1]	6,849,857	6,849,857
K2 USA LLC
5.39%, 06/04/07[1]	6,849,857	6,849,857
Marshall & Ilsley Bank
5.18%, 12/15/06	9,133,142	9,142,184
Sigma Finance Inc.
5.13% - 5.51%,
03/30/07 - 06/18/07[1]	10,685,777	10,685,777
US Bank N.A.
2.85%, 11/15/06	1,826,628	1,819,721

		37,630,682
MONEY MARKET FUNDS – 34.81%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares 5.27%[6,7]	1,365,645,055	1,365,645,055

		1,365,645,055
REPURCHASE AGREEMENTS[5] – 5.67%
Banc of America Securities LLC Repurchase Agreement, 5.30%, due 9/1/06, maturity value $11,418,109 (collateralized by U.S. Government obligations, value $ 11,655,811, 5.50% to 6.50%, 1/1/33 to 7/1/36).	$11,416,428	11,416,428
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 9/1/06, maturity value $18,269,005 (collateralized by non-U.S. Government debt securities, value $18,832,135, 3.80% to 9.13%, 11/1/06 to 6/15/26).	18,266,285	18,266,285

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN AGGREGATE BOND FUND

August 31, 2006

Security	Principal	Value
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 9/1/06, maturity value $13,701,758 (collateralized by non-U.S. Government debt securities, value $15,084,235, 0.08% to 6.43%, 9/25/20 to 7/25/36).	$13,699,714	$13,699,714
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $ 27,403,506 (collateralized by non-U.S. Government debt securities, value $28,630,478, 4.35% to 7.50%, 9/15/08 to 8/25/35).	27,399,427	27,399,427
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 9/1/06, maturity value $ 5,480,716 (collateralized by non-U.S. Government debt securities, value $6,689,468, 0.00% to 10.00%, 6/1/28 to 8/24/36).	5,479,885	5,479,885
Goldman Sachs & Co. Repurchase Agreement, 5.35%, due 9/1/06, maturity value $18,269,000 (collateralized by non-U.S. Government debt securities, value $18,649,298, 0.00% to 8.57%, 11/15/06 to 2/15/38).	18,266,285	18,266,285
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $9,134,502 (collateralized by non-U.S. Government debt securities, value $9,598,904, 5.36% to 9.01%, 10/27/10 to 2/18/20).	9,133,142	9,133,142
JP Morgan Securities Inc. Repurchase Agreement, 5.41%, due 9/1/06, maturity value $2,283,629 (collateralized by non-U.S. Government debt securities, value $2,399,802, 6.63% to 10.50%, 1/15/07 to 4/15/16).	2,283,286	2,283,286
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $18,269,005 (collateralized by non-U.S. Government debt securities, value $19,197,880, 0.51% to 8.89%, 8/5/18 to 9/25/46).	18,266,285	18,266,285
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.38%, due 9/1/06, maturity value $9,134,507 (collateralized by non-U.S. Government debt securities, value $9,599,178, 4.11% to 9.79%, 4/28/31 to 9/25/46).	9,133,142	9,133,142
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.46%, due 9/1/06, maturity value $10,047,981 (collateralized by non-U.S. Government debt securities, value $10,558,794, 3.44% to 15.15%, 12/1/08 to 3/1/36).	10,046,457	10,046,457
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.33%, due 9/1/06, maturity value $18,268,989 (collateralized by non-U.S. Government debt securities, value $19,198,151, 6.38% to 10.25%, 5/1/07 to 10/15/16).	18,266,285	18,266,285

34	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN AGGREGATE BOND FUND

August 31, 2006

Security	Principal	Value
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $18,269,005 (collateralized by non-U.S. Government debt securities, value $18,835,540, 0.00% to 10.13%, 10/15/06 to 7/1/26).	$18,266,285	$18,266,285
Morgan Stanley Repurchase Agreement, 5.36%, due 9/1/06, maturity value $9,134,502 (collateralized by non-U.S. Government debt securities, value $9,603,330, 4.05% to 7.24%, 6/20/29 to 1/14/41).	9,133,142	9,133,142
Morgan Stanley Repurchase Agreement, 5.46%, due 9/1/06, maturity value $3,197,085 (collateralized by non-U.S. Government debt securities, value $4,902,297, 0.00% to 10.00%, 9/1/06 to 8/31/36).	3,196,600	3,196,600
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $6,664,249 (collateralized by non-U.S. Government debt securities, value $9,953,149, 0.00% to 10.00%, 9/1/06 to 8/31/36).[8]	6,393,200	6,393,200
Wachovia Capital Repurchase Agreement, 5.38%, due 9/1/06, maturity value $23,749,719 (collateralized by non-U.S. Government debt securities, value $24,957,149, 0.06% to 7.68%, 10/15/11 to 3/15/45).	23,746,170	23,746,170

		222,392,018
TIME DEPOSITS[5] – 0.05%
KBC Bank
5.31%, 09/01/06	1,927,184	1,927,184

		1,927,184
VARIABLE & FLOATING RATE NOTES[5] – 15.39%
Allstate Life Global Funding II
5.34% - 5.47%, 09/04/07 - 09/27/07[1]	23,380,845	23,383,869
American Express Bank
5.30%, 02/28/07	9,133,142	9,133,109
American Express Centurion Bank
5.42%, 07/19/07	10,046,457	10,056,635
American Express Credit Corp.
5.51%, 07/05/07	2,739,943	2,741,470
ASIF Global Financing
5.51%, 05/03/07[1]	913,314	913,658
Australia & New Zealand Banking Group Ltd.
5.32%, 09/21/07[1]	5,936,543	5,936,543
Bank of Ireland
5.30% - 5.31%, 08/14/07 - 08/20/07[1]	13,243,057	13,243,602
Beta Finance Inc.
5.29% - 5.48%, 04/25/07 - 07/25/07[1]	23,289,513	23,290,700
BMW US Capital LLC
5.33%, 09/14/07[1]	9,133,142	9,133,142
BNP Paribas
5.36%, 05/18/07[1]	16,896,314	16,896,314
Carlyle Loan Investment Ltd.
5.38%, 04/13/07 - 07/15/07[1]	6,667,194	6,667,193
CC USA Inc.
5.48%, 07/30/07[1]	4,566,571	4,567,169
Commodore CDO Ltd.
5.38%, 06/12/07[1]	2,283,286	2,283,286
Credit Agricole SA
5.48%, 07/23/07	9,133,142	9,133,142
Credit Suisse First Boston NY
5.51%, 04/24/07	4,566,571	4,566,776
Cullinan Finance Corp.
5.36%, 04/25/07[1]	2,283,286	2,283,286

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN AGGREGATE BOND FUND

August 31, 2006

Security	Principal	Value
DEPFA Bank PLC
5.37%, 06/15/07	$9,133,142	$9,133,142
Dorada Finance Inc.
5.41% - 5.47%, 06/27/07 - 07/17/07[1]	10,503,114	10,503,786
Eli Lilly Services Inc.
5.37%, 08/31/07[1]	9,133,142	9,133,142
Fifth Third Bancorp
5.30%, 09/21/07[1]	18,266,285	18,266,285
Five Finance Inc.
5.37% - 5.45%, 12/01/06 - 07/13/07[1]	9,133,142	9,132,449
General Electric Capital Corp.
5.29% - 5.49%, 07/09/07 - 09/24/07	9,589,800	9,592,049
Granite Master Issuer PLC
5.30%, 09/20/06	31,965,999	31,965,999
Harrier Finance Funding LLC
5.33%, 07/25/07[1]	2,739,943	2,740,449
Hartford Life Global Funding Trusts
5.35% - 5.55%, 07/13/07 - 09/17/07	13,699,714	13,701,855
HBOS Treasury Services PLC
5.53%, 07/24/07[1]	9,133,142	9,133,142
Holmes Financing PLC
5.40%, 07/16/07[1]	15,982,999	15,982,999
JP Morgan Chase & Co.
5.36%, 08/02/07	6,849,857	6,849,857
K2 USA LLC
5.20% - 5.46%, 04/02/07 - 06/28/07[1]	6,849,857	6,849,557
Kestrel Funding LLC
5.31%, 07/11/07[1]	3,653,257	3,652,923
Kommunalkredit Austria AG
5.33%, 09/09/07[1]	5,479,885	5,479,885
Leafs LLC
5.33%, 01/22/07 - 02/20/07[1]	9,529,279	9,529,279
Lexington Parker Capital Co. LLC
5.46%, 01/10/07[1]	11,416,428	11,413,883
Links Finance LLC
5.33% - 5.35%, 05/10/07 - 05/16/07[1]	10,046,457	10,045,751
Lothian Mortgages Master Issuer PLC
5.30%, 04/24/07[1]	4,024,316	4,024,316
Marshall & Ilsley Bank
5.31%, 09/14/07	5,023,228	5,023,228
Metropolitan Life Global Funding I
5.42%, 08/06/07[1]	13,699,714	13,699,714
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07[1,8]	913,314	913,314
Monumental Global Funding II
5.49%, 12/27/06[1]	1,826,628	1,826,823
Mound Financing PLC
5.39%, 05/08/07[1]	8,585,154	8,585,154
Natexis Banques Populaires
5.31% - 5.40%, 02/05/07 - 09/14/07[1]	27,399,427	27,398,990
National City Bank of Indiana
5.37%, 05/21/07	4,566,571	4,566,848
Nationwide Building Society
5.44% - 5.62%, 07/06/07 - 07/27/07[1]	30,139,370	30,146,394
Newcastle Ltd.
5.35%, 04/24/07[1]	3,219,433	3,218,820
Northern Rock PLC
5.43%, 08/03/07[1]	10,959,771	10,960,030
Principal Life Global Funding I
5.80%, 02/08/07	4,109,914	4,118,337
Sedna Finance Inc.
5.30% - 5.37%, 09/20/06 - 08/21/07[1]	15,982,999	15,982,700
Skandinaviska Enskilda Bank NY
5.33%, 09/18/07[1]	9,133,142	9,133,142
Strips III LLC
5.38%, 07/24/07[1]	2,220,799	2,220,799
SunTrust Bank
5.37%, 05/01/07	9,133,142	9,133,515

36	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN AGGREGATE BOND FUND

August 31, 2006

Security	Principal	Value
Tango Finance Corp.
5.22% - 5.48%, 04/25/07 - 07/16/07[1]	$22,284,868	$22,282,892
Union Hamilton Special Funding LLC
5.42% - 5.49%, 09/28/06 - 12/21/06[1]	12,786,399	12,786,399
US Bank N.A.
5.26%, 09/29/06	4,109,914	4,109,831
Wachovia Asset Securitization Inc.
5.31%, 09/25/06[1]	13,628,585	13,628,586
Wachovia Bank N.A.
5.36%, 05/22/07	18,266,285	18,266,285
Wells Fargo & Co.
5.34%, 09/14/07[1]	4,566,571	4,566,851
WhistleJacket Capital Ltd.
5.29% - 5.35%, 04/18/07 - 06/13/07[1]	6,849,857	6,849,817
White Pine Finance LLC
5.29% - 5.35%, 05/22/07 - 08/20/07[1]	27,399,427	27,393,802
Wind Master Trust
5.31% - 5.32%, 09/25/06 - 07/25/07[1]	5,792,330	5,792,330

		603,965,243

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,454,206,471)		2,454,206,471

TOTAL INVESTMENTS IN SECURITIES – 161.51% (Cost: $6,365,299,293)		6,336,518,336
Other Assets, Less Liabilities – (61.51)%		(2,413,171,873)

NET ASSETS – 100.00%		$3,923,346,463

[1]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

[2]	All or a portion of this security represents a security on loan. See Note 5.

[3]	Investments are denominated in U.S. dollars.

[4]	To-be-announced (TBA). See Note 1.

[5]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[6]	Affiliated issuer. See Note 2.

[7]	The rate quoted is the annualized seven-day yield of the fund at period end.

[8]	The investment adviser has determined that this security or a portion of these securities is illiquid.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited)

iSHARES® GS $ INVESTOPTM CORPORATE BOND FUND

August 31, 2006

Security	Principal	Value
CORPORATE BONDS & NOTES – 98.15%
AEROSPACE & DEFENSE – 3.00%
United Technologies Corp.
4.38%, 05/01/10	$27,715,000	$26,963,369
4.88%, 05/01/15	25,305,000	24,428,434
5.40%, 05/01/35	26,510,000	25,325,136

		76,716,939
AUTO MANUFACTURERS – 0.99%
DaimlerChrysler N.A. Holding Corp.
5.88%, 03/15/11	25,305,000	25,340,300

		25,340,300
BANKS – 11.75%
BAC Capital Trust XI
6.63%, 05/23/36	24,100,000	25,265,597
Bank of America Corp.
4.75%, 08/01/15	27,715,000	26,415,859
5.38%, 08/15/11	25,305,000	25,404,069
Fifth Third Bancorp
4.20%, 02/23/10	25,305,000	24,486,130
HSBC Holdings PLC
6.50%, 05/02/36	25,305,000	26,727,774
US Bancorp
4.50%, 07/29/10	25,305,000	24,727,034
US Bank N.A.
4.95%, 10/30/14	25,305,000	24,519,912
Wachovia Corp.
4.38%, 06/01/10	25,305,000	24,621,006
5.25%, 08/01/14	25,305,000	24,846,980
5.50%, 08/01/35	25,305,000	23,565,281
Wells Fargo & Co.
4.88%, 01/12/11	25,305,000	24,955,032
Wells Fargo Bank N.A.
5.75%, 05/16/16	24,100,000	24,536,933

		300,071,607
BIOTECHNOLOGY – 1.00%
Amgen Inc.
4.00%, 11/18/09	26,510,000	25,616,083

		25,616,083
CHEMICALS – 0.96%
E.I. Du Pont de Nemours and Co.
4.13%, 04/30/10	25,305,000	24,378,711

		24,378,711
COMPUTERS – 0.96%
International Business Machines Corp.
4.75%, 11/29/12	25,305,000	24,594,815

		24,594,815
COSMETICS & PERSONAL CARE – 1.01%
Procter & Gamble Co.
5.80%, 08/15/34	25,305,000	25,732,401

		25,732,401
DIVERSIFIED FINANCIAL SERVICES – 31.55%
American Express Credit Corp.
5.00%, 12/02/10	25,305,000	25,114,580
American General Finance Corp.
5.40%, 12/01/15	25,305,000	24,923,654
Bear Stearns Companies Inc. (The)
4.55%, 06/23/10	25,305,000	24,659,849
5.30%, 10/30/15	25,305,000	24,791,815
Caterpillar Financial Services Corp.
5.05%, 12/01/10	25,305,000	25,124,322
CIT Group Inc.
5.40%, 01/30/16	25,305,000	24,738,927
5.60%, 04/27/11	24,100,000	24,246,649
Citigroup Inc.
5.00%, 09/15/14	26,510,000	25,642,195
5.13%, 02/14/11	25,305,000	25,187,205
6.13%, 08/25/36	25,305,000	25,644,720
Countrywide Financial Corp.
6.25%, 05/15/16	25,305,000	25,706,464
Countrywide Home Loans Inc.
4.00%, 03/22/11	26,510,000	24,896,071
Credit Suisse First Boston USA Inc.
4.88%, 08/15/10	25,305,000	24,919,099
4.88%, 01/15/15	25,305,000	24,173,360
General Electric Capital Corp.
5.00%, 11/15/11	25,305,000	24,987,169
5.00%, 01/08/16	27,715,000	26,908,355

38	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GS $ INVESTOPTM CORPORATE BOND FUND

August 31, 2006

Security	Principal	Value
HSBC Finance Corp.
5.25%, 01/14/11	$25,305,000	$25,222,506
5.50%, 01/19/16	25,305,000	25,156,966
International Lease Finance Corp.
5.45%, 03/24/11	26,510,000	26,543,005
John Deere Capital Corp.
7.00%, 03/15/12	25,305,000	27,191,488
JP Morgan Chase & Co.
5.13%, 09/15/14	25,305,000	24,623,663
5.60%, 06/01/11	25,305,000	25,613,215
JP Morgan Chase Capital XVIII
6.95%, 08/17/36	25,305,000	26,664,638
Lehman Brothers Holdings Inc.
5.50%, 04/04/16	24,100,000	23,816,584
5.75%, 07/18/11	24,100,000	24,436,436
Merrill Lynch & Co. Inc.
4.25%, 02/08/10	25,305,000	24,483,979
6.05%, 05/16/16	25,305,000	26,050,106
Morgan Stanley
5.05%, 01/21/11	25,305,000	24,969,076
5.38%, 10/15/15	25,305,000	24,830,911
Residential Capital Corp.
6.38%, 06/30/10	25,305,000	25,519,333
SLM Corp.
4.50%, 07/26/10	25,305,000	24,563,437
Toyota Motor Credit Corp.
5.45%, 05/18/11	24,100,000	24,361,967

		805,711,744
ELECTRIC – 2.93%
Dominion Resources Inc.
5.15%, 07/15/15	25,305,000	24,075,304
5.95%, 06/15/35	26,510,000	25,152,158
FPL Group Capital Inc.
5.63%, 09/01/11	25,305,000	25,510,983

		74,738,445
FOOD – 0.96%
Kraft Foods Inc.
4.13%, 11/12/09	25,305,000	24,453,993

		24,453,993
FOREST PRODUCTS & PAPER – 0.95%
International Paper Co.
4.00%, 04/01/10	25,305,000	24,205,118

		24,205,118
INSURANCE – 3.85%
Berkshire Hathaway Finance Corp.
4.13%, 01/15/10	25,305,000	24,476,008
4.85%, 01/15/15	25,305,000	24,368,842
Marsh & McLennan Companies Inc.
5.15%, 09/15/10	26,510,000	26,012,142
5.75%, 09/15/15	24,100,000	23,545,218

		98,402,210
MACHINERY – 2.03%
Caterpillar Inc.
5.70%, 08/15/16	25,305,000	25,725,696
6.05%, 08/15/36	25,305,000	26,129,437

		51,855,133
MEDIA – 5.83%
Comcast Corp.
5.45%, 11/15/10	25,305,000	25,253,251
5.90%, 03/15/16	26,510,000	26,181,409
6.45%, 03/15/37	25,305,000	24,699,831
Cox Communications Inc.
4.63%, 01/15/10	25,305,000	24,550,785
5.45%, 12/15/14	25,305,000	24,072,520
News America Inc.
6.40%, 12/15/35	25,305,000	24,216,505

		148,974,301
OIL & GAS – 0.95%
ConocoPhillips Australia Funding Co.
5.50%, 04/15/13	24,100,000	24,284,124

		24,284,124
PHARMACEUTICALS – 3.90%
Abbott Laboratories
5.60%, 05/15/11	25,305,000	25,663,698
5.88%, 05/15/16	24,100,000	24,787,814
Merck & Co. Inc.
4.75%, 03/01/15	25,305,000	24,039,750
Wyeth
5.50%, 02/15/16	25,305,000	25,129,636

		99,620,898
PIPELINES – 0.98%
Kinder Morgan Energy Partners LP
5.80%, 03/15/35	27,715,000	24,936,710

		24,936,710

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® GS $ INVESTOPTM CORPORATE BOND FUND

August 31, 2006

Security	Principal	Value
REAL ESTATE – 0.96%
EOP Operating LP
4.65%, 10/01/10	$25,305,000	$24,481,828

		24,481,828
REAL ESTATE INVESTMENT TRUSTS – 1.01%
iStar Financial Inc.
5.15%, 03/01/12	26,510,000	25,765,599

		25,765,599
RETAIL – 4.85%
Home Depot Inc.
5.20%, 03/01/11	25,305,000	25,266,789
5.40%, 03/01/16	26,510,000	26,248,346
Wal-Mart Stores Inc.
4.13%, 02/15/11	25,305,000	24,254,083
4.50%, 07/01/15	25,305,000	23,671,309
5.25%, 09/01/35	26,510,000	24,341,880

		123,782,407
SAVINGS & LOANS – 2.96%
Washington Mutual Inc.
4.20%, 01/15/10	26,510,000	25,584,138
5.13%, 01/15/15	25,305,000	24,297,608
World Savings Bank
4.13%, 12/15/09	26,510,000	25,641,267

		75,523,013
SOFTWARE – 1.02%
Oracle Corp.
5.00%, 01/15/11	26,510,000	26,118,447

		26,118,447
TELECOMMUNICATIONS – 10.91%
AT&T Inc.
6.80%, 05/15/36	24,100,000	25,064,844
BellSouth Corp.
4.20%, 09/15/09	26,510,000	25,633,049
Cisco Systems Inc.
5.25%, 02/22/11	25,305,000	25,296,396
5.50%, 02/22/16	26,510,000	26,383,812
Embarq Corp.
6.74%, 06/01/13	25,305,000	25,796,044
8.00%, 06/01/36	25,305,000	26,599,604
SBC Communications Inc.
4.13%, 09/15/09	25,305,000	24,429,194
5.10%, 09/15/14	26,510,000	25,307,639

Security	Shares or Principal	Value
Verizon Communications Inc.
5.35%, 02/15/11	$25,305,000	$25,168,100
5.55%, 02/15/16	25,305,000	24,678,701
Verizon Global Funding Corp.
5.85%, 09/15/35	26,510,000	24,345,193

		278,702,576
TEXTILES – 1.80%
Mohawk Industries Inc.
5.75%, 01/15/11	15,906,000	15,812,314
6.13%, 01/15/16	30,607,000	30,219,056

		46,031,370
UTILITIES – 1.04%
TXU Energy Co.
7.00%, 03/15/13	25,305,000	26,432,464

		26,432,464

TOTAL CORPORATE BONDS & NOTES (Cost: $2,531,440,776)		2,506,471,236

SHORT-TERM INVESTMENTS – 0.49%
MONEY MARKET FUNDS – 0.49%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares 5.27%[1,2]	12,409,039	12,409,039

		12,409,039

TOTAL SHORT-TERM INVESTMENTS (Cost: $12,409,039)		12,409,039

TOTAL INVESTMENTS IN SECURITIES – 98.64% (Cost: $2,543,849,815)		2,518,880,275
Other Assets, Less Liabilities – 1.36%		34,826,119

NET ASSETS – 100.00%		$2,553,706,394

[1]	Affiliated issuer. See Note 2.

[2]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to the financial statements.

40	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

August 31, 2006

	iShares Lehman					iShares GS
	1-3 Year Treasury Bond Fund	7-10 Year Treasury Bond Fund	20+ Year Treasury Bond Fund	TIPS Bond Fund	Aggregate Bond Fund	$ InvesTopTM Corporate Bond Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$7,426,916,205	$2,365,113,845	$2,100,364,191	$6,068,399,522	$4,999,654,238	$2,531,440,776

Affiliated issuers[a]	$30,618,570	$22,726,338	$23,933,164	$2,486,064	$1,365,645,055	$12,409,039

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$7,407,373,343	$2,355,588,232	$2,058,184,833	$6,008,425,835	$4,970,873,281	$2,506,471,236
Affiliated issuers[a]	30,618,570	22,726,338	23,933,164	2,486,064	1,365,645,055	12,409,039
Receivables:
Investment securities sold	513,939,026	214,365,115	91,849,790	24,296,530	1,383,926,093	157,095,511
Interest	41,861,697	14,464,843	11,056,246	20,010,251	34,878,308	33,837,408
Capital shares sold	—	219,263	671,166	—	—	—

Total Assets	7,993,792,636	2,607,363,791	2,185,695,199	6,055,218,680	7,755,322,737	2,709,813,194

LIABILITIES
Payables:
Investment securities purchased	523,932,357	230,499,586	108,056,134	—	2,742,767,618	155,791,136
Collateral for securities on loan (Note 5)	2,353,459,263	743,913,431	613,816,805	1,831,074,835	1,088,561,416	—
Capital shares redeemed	—	—	1,354,590	—	—	—
Investment advisory fees (Note 2)	639,500	198,160	189,796	706,903	647,240	315,664

Total Liabilities	2,878,031,120	974,611,177	723,417,325	1,831,781,738	3,831,976,274	156,106,800

NET ASSETS	$5,115,761,516	$1,632,752,614	$1,462,277,874	$4,223,436,942	$3,923,346,463	$2,553,706,394

Net assets consist of:
Paid-in capital	$5,177,617,127	$1,676,009,221	$1,508,504,106	$4,273,717,562	$3,980,498,428	$2,642,343,967
Undistributed net investment income	15,900,640	5,320,975	4,270,177	42,459,660	12,597,628	11,305,823
Accumulated net realized loss	(58,213,389)	(39,051,969)	(8,317,051)	(32,766,593)	(40,968,636)	(74,973,856)
Net unrealized depreciation	(19,542,862)	(9,525,613)	(42,179,358)	(59,973,687)	(28,780,957)	(24,969,540)

NET ASSETS	$5,115,761,516	$1,632,752,614	$1,462,277,874	$4,223,436,942	$3,923,346,463	$2,553,706,394

Shares outstanding	63,800,000	19,800,000	16,600,000	41,600,000	39,500,000	24,100,000

Net asset value per share	$80.18	$82.46	$88.09	$101.52	$99.33	$105.96

[a]	See Note 2.

[b]	Securities on loan with market values of $2,300,183,294, $725,600,875, $605,624,017, $1,804,427,344, $1,066,476,318 and $—, respectively. See Note 5.

See notes to the financial statements.

FINANCIAL STATEMENTS	41

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended August 31, 2006

	iShares Lehman					iShares GS
	1-3 Year Treasury Bond Fund	7-10 Year Treasury Bond Fund	20+ Year Treasury Bond Fund	TIPS Bond Fund	Aggregate Bond Fund	$ InvesTop™ Corporate Bond Fund
NET INVESTMENT INCOME
Interest from unaffiliated issuers	$95,446,464	$31,043,177	$29,273,518	$148,104,243[a]	$56,007,834	$64,248,426
Interest from affiliated issuers[b]	78,563	58,957	56,695	30,659	28,598,491	47,833
Securities lending income	1,372,811	433,183	359,778	417,418	397,628	812

Total investment income	96,897,838	31,535,317	29,689,991	148,552,320	85,003,953	64,297,071

EXPENSES
Investment advisory fees (Note 2)	3,424,209	1,021,579	900,439	3,835,715	3,518,177	1,816,159

Total expenses	3,424,209	1,021,579	900,439	3,835,715	3,518,177	1,816,159

Net investment income	93,473,629	30,513,738	28,789,552	144,716,605	81,485,776	62,480,912

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(16,588,125)	(12,150,078)	(5,174,135)	(18,857,558)	(9,719,378)	(47,642,547)
In-kind redemptions	200,264	325,090	3,210,726	248,527	–	–

Net realized loss	(16,387,861)	(11,824,988)	(1,963,409)	(18,609,031)	(9,719,378)	(47,642,547)

Net change in unrealized appreciation (depreciation)	26,796,847	11,479,138	(18,502,298)	(54,960,755)	(5,496,506)	21,555,706

Net realized and unrealized gain (loss)	10,408,986	(345,850)	(20,465,707)	(73,569,786)	(15,215,884)	(26,086,841)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$103,882,615	$30,167,888	$8,323,845	$71,146,819	$66,269,892	$36,394,071

[a]	Includes monthly inflationary and deflationary adjustments to income. See Note 1.

[b]	See Note 2.

See notes to the financial statements.

42	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Lehman 1-3 Year Treasury Bond Fund		iShares Lehman 7-10 Year Treasury Bond Fund		iShares Lehman 20+ Year Treasury Bond Fund
	Six months ended August 31, 2006 (Unaudited)	Year ended February 28, 2006	Six months ended August 31, 2006 (Unaudited)	Year ended February 28, 2006	Six months ended August 31, 2006 (Unaudited)	Year ended February 28, 2006
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$93,473,629	$135,077,394	$30,513,738	$41,588,376	$28,789,552	$33,868,894
Net realized gain (loss)	(16,387,861)	(38,056,694)	(11,824,988)	(15,207,137)	(1,963,409)	19,957,480
Net change in unrealized appreciation (depreciation)	26,796,847	(17,012,252)	11,479,138	(10,010,704)	(18,502,298)	(7,015,936)

Net increase in net assets resulting from operations	103,882,615	80,008,448	30,167,888	16,370,535	8,323,845	46,810,438

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(90,724,806)	(126,416,707)	(28,634,884)	(39,810,668)	(26,437,611)	(33,869,183)

Total distributions to shareholders	(90,724,806)	(126,416,707)	(28,634,884)	(39,810,668)	(26,437,611)	(33,869,183)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,561,309,528	2,852,887,622	574,368,727	1,284,336,993	1,831,709,864	5,619,582,008
Cost of shares redeemed	(230,384,956)	(1,764,161,262)	(120,528,263)	(850,617,249)	(1,219,719,911)	(5,512,144,004)

Net increase in net assets from capital share transactions	1,330,924,572	1,088,726,360	453,840,464	433,719,744	611,989,953	107,438,004

INCREASE IN NET ASSETS	1,344,082,381	1,042,318,101	455,373,468	410,279,611	593,876,187	120,379,259
NET ASSETS
Beginning of period	3,771,679,135	2,729,361,034	1,177,379,146	767,099,535	868,401,687	748,022,428

End of period	$5,115,761,516	$3,771,679,135	$1,632,752,614	$1,177,379,146	$1,462,277,874	$868,401,687

Undistributed net investment income included in net assets at end of period	$15,900,640	$13,151,817	$5,320,975	$3,442,121	$4,270,177	$1,918,236

SHARES ISSUED AND REDEEMED
Shares sold	19,600,000	35,400,000	7,100,000	15,200,000	21,300,000	61,200,000
Shares redeemed	(2,900,000)	(22,000,000)	(1,500,000)	(10,100,000)	(14,200,000)	(60,000,000)

Net increase in shares outstanding	16,700,000	13,400,000	5,600,000	5,100,000	7,100,000	1,200,000

See notes to the financial statements.

FINANCIAL STATEMENTS	43

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Lehman TIPS Bond Fund		iShares Lehman Aggregate Bond Fund		iShares GS $ InvesTop™ Corporate Bond Fund
	Six months ended August 31, 2006 (Unaudited)	Year ended February 28, 2006	Six months ended August 31, 2006 (Unaudited)	Year ended February 28, 2006	Six months ended August 31, 2006 (Unaudited)	Year ended February 28, 2006
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$144,716,605	$114,437,642	$81,485,776	$88,222,708	$62,480,912	$116,987,598
Net realized loss	(18,609,031)	(2,081,481)	(9,719,378)	(19,021,880)	(47,642,547)	(21,521,440)
Net change in unrealized appreciation (depreciation)	(54,960,755)	(33,098,547)	(5,496,506)	(17,014,253)	21,555,706	(68,444,863)

Net increase in net assets resulting from operations	71,146,819	79,257,614	66,269,892	52,186,575	36,394,071	27,021,295

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(102,256,967)	(142,905,626)	(80,694,123)	(91,986,737)	(61,399,967)	(116,439,147)
Return of capital	—	(1,298,777)	—	—	—	—

Total distributions to shareholders	(102,256,967)	(144,204,403)	(80,694,123)	(91,986,737)	(61,399,967)	(116,439,147)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	658,012,953	2,192,533,185	795,226,234	1,890,527,411	177,333,959	1,252,982,816
Cost of shares redeemed	(20,133,231)	(517,005,928)	—	—	—	(1,317,104,628)

Net increase (decrease) in net assets from capital share transactions	637,879,722	1,675,527,257	795,226,234	1,890,527,411	177,333,959	(64,121,812)

INCREASE (DECREASE) IN NET ASSETS	606,769,574	1,610,580,468	780,802,003	1,850,727,249	152,328,063	(153,539,664)
NET ASSETS
Beginning of period	3,616,667,368	2,006,086,900	3,142,544,460	1,291,817,211	2,401,378,331	2,554,917,995

End of period	$4,223,436,942	$3,616,667,368	$3,923,346,463	$3,142,544,460	$2,553,706,394	$2,401,378,331

Undistributed net investment income included in net assets at end of period	$42,459,660	$22	$12,597,628	$11,805,975	$11,305,823	$10,224,878

SHARES ISSUED AND REDEEMED
Shares sold	6,600,000	21,100,000	8,100,000	18,700,000	1,700,000	11,400,000
Shares redeemed	(200,000)	(5,000,000)	—	—	—	(12,000,000)

Net increase (decrease) in shares outstanding	6,400,000	16,100,000	8,100,000	18,700,000	1,700,000	(600,000)

See notes to the financial statements.

44	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Lehman 1-3 Year Treasury Bond Fund
	Six months ended Aug. 31, 2006 (Unaudited)	Year ended Feb. 28, 2006	Year ended Feb. 28, 2005	Year ended Feb. 29, 2004	Period from Jul. 22, 2002[a] to Feb. 28, 2003
Net asset value, beginning of period	$80.08	$80.99	$82.80	$82.40	$81.01

Income from investment operations:
Net investment income	1.65 [b]	2.66	1.66	1.31	0.84
Net realized and unrealized gain (loss)[c]	0.09	(1.05)	(1.84)	0.40	1.32

Total from investment operations	1.74	1.61	(0.18)	1.71	2.16

Less distributions from:
Net investment income	(1.64)	(2.52)	(1.63)	(1.31)	(0.77)

Total distributions	(1.64)	(2.52)	(1.63)	(1.31)	(0.77)

Net asset value, end of period	$80.18	$80.08	$80.99	$82.80	$82.40

Total return	2.21%[d]	2.01%	(0.21)%	2.11%	2.66%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,115,762	$3,771,679	$2,729,361	$1,548,436	$922,908
Ratio of expenses to average net assets[e]	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[e]	4.09%	3.36%	2.11%	1.63%	1.80%
Portfolio turnover rate[f]	35%	83%	106%	21%	44%

[a]	Commencement of operations.

[b]	Based on average shares outstanding throughout the period.

[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[d]	Not annualized.

[e]	Annualized for periods of less than one year.

[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	45

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Lehman 7-10 Year Treasury Bond Fund
	Six months ended Aug. 31, 2006 (Unaudited)	Year ended Feb. 28, 2006	Year ended Feb. 28, 2005	Year ended Feb. 29, 2004	Period from Jul. 22, 2002[a] to Feb. 28, 2003
Net asset value, beginning of period	$82.91	$84.30	$86.65	$87.10	$82.13

Income from investment operations:
Net investment income	1.83 [b]	3.29	2.88	3.43	1.99
Net realized and unrealized gain (loss)[c]	(0.53)	(1.43)	(2.05)	(0.68)	5.04

Total from investment operations	1.30	1.86	0.83	2.75	7.03

Less distributions from:
Net investment income	(1.75)	(3.25)	(3.18)	(3.20)	(1.68)
Net realized gain	—	—	—	—	(0.38)[d]

Total distributions	(1.75)	(3.25)	(3.18)	(3.20)	(2.06)

Net asset value, end of period	$82.46	$82.91	$84.30	$86.65	$87.10

Total return	1.62%[e]	2.21%	1.06%	3.26%	8.64%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,632,753	$1,177,379	$767,100	$199,285	$444,194
Ratio of expenses to average net assets[f]	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[f]	4.48%	4.02%	3.75%	3.59%	3.79%
Portfolio turnover rate[g]	28%	94%	121%	74%	54%

[a]	Commencement of operations.

[b]	Based on average shares outstanding throughout the period.

[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[d]	Represents all short-term gain distributions. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

[e]	Not annualized.

[f]	Annualized for periods of less than one year.

[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

46	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Lehman 20+ Year Treasury Bond Fund
	Six months ended Aug. 31, 2006 (Unaudited)	Year ended Feb. 28, 2006	Year ended Feb. 28, 2005	Year ended Feb. 29, 2004	Period from Jul. 22, 2002[a] to Feb. 28, 2003
Net asset value, beginning of period	$91.41	$90.12	$88.57	$90.52	$82.69

Income from investment operations:
Net investment income	2.07 [b]	4.12	4.00	4.35	2.79
Net realized and unrealized gain (loss)[c]	(3.41)	1.32	1.68	(1.72)	7.29

Total from investment operations	(1.34)	5.44	5.68	2.63	10.08

Less distributions from:
Net investment income	(1.98)	(4.15)	(4.13)	(4.58)	(2.20)
Net realized gain	—	—	—	—	(0.05)[d]

Total distributions	(1.98)	(4.15)	(4.13)	(4.58)	(2.25)

Net asset value, end of period	$88.09	$91.41	$90.12	$88.57	$90.52

Total return	(1.37)%[e]	6.12%	6.72%	3.11%	12.31%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,462,278	$868,402	$748,022	$265,696	$316,828
Ratio of expenses to average net assets[f]	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[f]	4.80%	4.42%	4.71%	4.84%	4.92%
Portfolio turnover rate[g]	9%	25%	18%	31%	7%

[a]	Commencement of operations.

[b]	Based on average shares outstanding throughout the period.

[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[d]	Represents all short-term gain distributions. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

[e]	Not annualized.

[f]	Annualized for periods of less than one year.

[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	47

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Lehman TIPS Bond Fund
	Six months ended Aug. 31, 2006 (Unaudited)	Year ended Feb. 28, 2006	Year ended Feb. 28, 2005	Period from Dec. 4, 2003[a] to Feb. 29, 2004
Net asset value, beginning of period	$102.75	$105.03	$105.12	$100.92

Income from investment operations:
Net investment income (loss)[b]	3.80	4.29	3.74	(0.06)
Net realized and unrealized gain (loss)[c]	(2.35)	(1.15)	0.48	4.38

Total from investment operations	1.45	3.14	4.22	4.32

Less distributions from:
Net investment income	(2.68)	(5.37)	(3.95)	(0.02)
Return of capital	—	(0.05)	(0.36)	(0.10)

Total distributions	(2.68)	(5.42)	(4.31)	(0.12)

Net asset value, end of period	$101.52	$102.75	$105.03	$105.12

Total return	1.50%[d]	3.04%	4.16%	4.29%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,223,437	$3,616,667	$2,006,087	$588,671
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income (loss) to average net assets[e]	7.55%	4.12%	3.60%	(0.25)%
Portfolio turnover rate[f]	7%	13%	32%	2%

[a]	Commencement of operations.

[b]	Based on average shares outstanding throughout each period.

[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[d]	Not annualized.

[e]	Annualized for periods of less than one year.

[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

48	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Lehman Aggregate Bond Fund
	Six months ended Aug. 31, 2006 (Unaudited)	Year ended Feb. 28, 2006	Year ended Feb. 28, 2005	Period from Sep. 22, 2003[a] to Feb. 29, 2004
Net asset value, beginning of period	$100.08	$101.72	$103.18	$100.92

Income from investment operations:
Net investment income	2.29 [b]	3.83	3.73	1.12
Net realized and unrealized gain (loss)[c]	(0.73)	(1.32)	(1.62)	2.34

Total from investment operations	1.56	2.51	2.11	3.46

Less distributions from:
Net investment income	(2.31)	(4.15)	(3.57)	(1.20)

Total distributions	(2.31)	(4.15)	(3.57)	(1.20)

Net asset value, end of period	$99.33	$100.08	$101.72	$103.18

Total return	1.62%[d]	2.53%	2.11%	3.46%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,923,346	$3,142,544	$1,291,817	$350,800
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	4.63%	3.89%	2.90%	2.47%
Portfolio turnover rate[f,g]	261%	456%	457%	165%

[a]	Commencement of operations.

[b]	Based on average shares outstanding throughout the period.

[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[d]	Not annualized.

[e]	Annualized for periods of less than one year.

[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

[g]	Portfolio turnover rates include to-be-announced transactions. See Note 1.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	49

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares GS $ InvesTop™ Corporate Bond Fund
	Six months ended Aug. 31, 2006 (Unaudited)	Year ended Feb. 28, 2006	Year ended Feb. 28, 2005	Year ended Feb. 29, 2004	Period from Jul. 22, 2002[a] to Feb. 28, 2003
Net asset value, beginning of period	$107.20	$111.08	$112.78	$110.46	$103.03

Income from investment operations:
Net investment income	2.71 [b]	5.15	5.18	5.35	3.24
Net realized and unrealized gain (loss)[c]	(1.27)	(3.92)	(1.70)	2.44	7.12

Total from investment operations	1.44	1.23	3.48	7.79	10.36

Less distributions from:
Net investment income	(2.68)	(5.11)	(5.18)	(5.38)	(2.93)
Net realized gain	—	—	—	(0.09)[d]	—

Total distributions	(2.68)	(5.11)	(5.18)	(5.47)	(2.93)

Net asset value, end of period	$105.96	$107.20	$111.08	$112.78	$110.46

Total return	1.39%[e]	1.12%	3.24%	7.29%	10.22%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,553,706	$2,401,378	$2,554,918	$2,492,441	$2,076,579
Ratio of expenses to average net assets[f]	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[f]	5.16%	4.75%	4.71%	4.83%	5.38%
Portfolio turnover rate[g]	37%	71%	32%	0%	20%

[a]	Commencement of operations.

[b]	Based on average shares outstanding throughout the period.

[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[d]	Represents all short-term gain distributions. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

[e]	Not annualized.

[f]	Annualized for periods of less than one year.

[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

50	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of August 31, 2006, the Trust offered 87 investment portfolios or funds.

These financial statements relate only to the iShares Lehman 1-3 Year Treasury Bond Fund, iShares Lehman 7-10 Year Treasury Bond Fund, iShares Lehman 20+ Year Treasury Bond Fund, iShares Lehman TIPS Bond Fund, iShares Lehman Aggregate Bond Fund, and iShares GS $ InvesTopTM Corporate Bond Fund, (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a diversified fund under the 1940 Act, except for the iShares GS $ InvesTopTM Corporate Bond Fund, which is classified as a non-diversified fund. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Under the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”).

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Funds amortize premiums and accrete discounts on debt securities purchased, using a constant yield to maturity method.

NOTES TO THE FINANCIAL STATEMENTS	51

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The inflation-protected public obligations held by the iShares Lehman TIPS Bond Fund are income-generating instruments whose interest and principal payments are adjusted for inflation (or deflation). The inflation (deflation) adjustment is applied to the principal of each bond on a monthly basis and is accounted for as interest income in the Fund’s Statement of Operations.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least monthly by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed at least once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended August 31, 2006.

The Funds had tax basis net capital loss carryforwards as of February 28, 2006, the tax year-end of the Funds, as follows:

iShares Bond Fund	Expiring 2012	Expiring 2013	Expiring 2014	Total
Lehman 1-3 Year Treasury	$11,523	$2,648,872	$22,017,499	$24,677,894
Lehman 7-10 Year Treasury	3,648,187	—	6,717,418	10,365,605
Lehman 20+ Year Treasury	2,218,753	—	1,105,659	3,324,412
Lehman TIPS	—	2,389,570	512,591	2,902,161
Lehman Aggregate	—	1,089,293	4,420,413	5,509,706
GS $ InvesTop™ Corporate	—	4,185,823	7,993,294	12,179,117

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

For the six months ended August 31, 2006, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the six months ended August 31, 2006 are disclosed in the Funds’ Statements of Operations.

52	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of August 31, 2006, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Bond Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Lehman 1-3 Year Treasury	$7,457,954,517	$6,680,654	$(26,643,258)	$(19,962,604)
Lehman 7-10 Year Treasury	2,391,986,573	—	(13,672,003)	(13,672,003)
Lehman 20+ Year Treasury	2,125,594,611	—	(43,476,614)	(43,476,614)
Lehman TIPS	6,092,549,488	—	(81,637,589)	(81,637,589)
Lehman Aggregate	6,385,128,761	—	(48,610,425)	(48,610,425)
GS $ InvesTop™ Corporate	2,543,439,035	14,273,277	(38,832,037)	(24,558,760)

WHEN-ISSUED/TBA TRANSACTIONS

The iShares Lehman Aggregate Bond Fund may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Fund as a purchase transaction and a sale transaction in which the Fund realizes a gain or loss. The Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover, higher transaction costs and to allocate larger short-term capital gain distributions to shareholders. The Fund could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2.	AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

NOTES TO THE FINANCIAL STATEMENTS	53

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Bond Fund	Investment Advisory Fee
Lehman 1-3 Year Treasury	0.15%
Lehman 7-10 Year Treasury	0.15
Lehman 20+ Year Treasury	0.15
Lehman TIPS	0.20
Lehman Aggregate	0.20
GS $ InvesTop™ Corporate	0.15

Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees and asset-based fees, which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital, Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Trust. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended August 31, 2006, BGI earned securities lending agent fees as follows:

iShares Bond Fund	Securities Lending Agent Fees
Lehman 1-3 Year Treasury	$1,372,811
Lehman 7-10 Year Treasury	433,183
Lehman 20+ Year Treasury	359,778
Lehman TIPS	417,418
Lehman Aggregate	397,628
GS $ InvesTop™ Corporate	812

Each Fund may invest in the Institutional Shares of certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral are included in securities lending income in the accompanying Statements of Operations.

54	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table provides information about the direct investment by each Fund (exclusive of investments of securities lending collateral) in issuers of which BGFA is an affiliate, for the six months ended August 31, 2006.

iShares Bond Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Interest Income
Lehman 1-3 Year Treasury
PMMF	—	49,025	18,406	30,619	$30,618,570	$78,563
Lehman 7-10 Year Treasury
PMMF	—	28,900	6,174	22,726	22,726,338	58,957
Lehman 20+ Year Treasury
PMMF	—	31,201	7,268	23,933	23,933,164	56,695
Lehman TIPS
PMMF	—	26,133	23,647	2,486	2,486,064	30,659
Lehman Aggregate
PMMF	1,011,836	517,380	163,571	1,365,645	1,365,645,055	28,598,491
GS $ InvesTop™ Corporate
PMMF	—	23,510	11,101	12,409	12,409,039	47,833

As of August 31, 2006, certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended August 31, 2006, were as follows:

	U.S. Government Obligations		Other Securities
iShares Bond Fund	Purchases	Sales	Purchases	Sales
Lehman 1-3 Year Treasury	$1,538,694,831	$1,552,658,845	$—	$—
Lehman 7-10 Year Treasury	379,465,659	370,674,951	—	—
Lehman 20+ Year Treasury	115,006,757	110,321,508	—	—
Lehman TIPS	276,735,354	355,464,823	—	—
Lehman Aggregate	9,159,527,858	8,895,353,680	141,854,047	126,823,267
GS $ InvesTop™ Corporate	—	—	881,618,826	880,794,875

NOTES TO THE FINANCIAL STATEMENTS	55

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In-kind transactions (See Note 4) for the six months ended August 31, 2006, were as follows:

iShares Bond Fund	In-kind Purchases	In-kind Sales
Lehman 1-3 Year Treasury	$1,545,610,513	$228,249,984
Lehman 7-10 Year Treasury	565,076,602	118,747,109
Lehman 20+ Year Treasury	1,806,184,689	1,202,377,070
Lehman TIPS	652,261,429	20,008,537
Lehman Aggregate	510,116,595	—
GS $ InvesTop™ Corporate	174,453,207	—

4.	CAPITAL SHARE TRANSACTIONS

As of August 31, 2006, there were an unlimited number of no par value capital shares of beneficial interest authorized by the Trust. Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities involved in the relevant Fund’s underlying index and an amount of cash. In the case of the iShares Lehman Aggregate Bond Fund, a portion of the designated portfolio of securities are purchased through TBA transactions, in which case the Fund generally requires the substitution of an amount of cash equivalent to the price of the securities involved in such TBA transactions. Investors purchasing and redeeming Creation Units in the iShares GS $ InvesTop™ Corporate Bond Fund and the iShares Lehman Aggregate Bond Fund pay a purchase transaction fee and a redemption transaction fee directly to Investors Bank, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities plus the interest accrued on such securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan plus accrued interest. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of August 31, 2006, certain Funds had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities or non-U.S. Government debt securities. The market value of the securities on loan as of August 31, 2006 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

56	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

6.	RECENTLY ISSUED ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, (“FIN 48”) “Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Trust is currently evaluating the impact of applying the various provisions of FIN 48.

NOTES TO THE FINANCIAL STATEMENTS	57

Board Review and Approval of Investment Advisory Contracts (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not interested persons of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BGFA (the “Advisory Contract”) on behalf of the Funds. As required by Section 15(c), the Board requested and BGFA provided such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Contract. At a meeting held on June 14-15, 2006, the Board approved the selection of BGFA and the continuance of the Advisory Contract, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

The Board determined that there would be no diminution in the scope of services required of BGFA under the Advisory Contract for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including over the past year, to the support of the Funds. The Board also considered BGFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board also reviewed the performance of other series of registered investment companies with substantially similar investment objectives and strategies as the iShares Lehman Aggregate Bond Fund for which BGFA provides investment advisory services, noting that BGFA generally performed in line with its various benchmarks over relevant periods. The Board further noted that BGFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as the iShares Lehman 1-3 Year Treasury Bond, iShares Lehman 7-10 Year Treasury Bond, iShares Lehman 20+ Year Treasury Bond, iShares Lehman TIPS Bond and iShares GS $ InvesTop™ Corporate Bond Funds; therefore, no comparative performance information was available for those particular Funds. The Board also noted that the Funds had met their investment objectives consistently since their respective inception dates. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Funds under the Advisory Contract were appropriate and mitigated in favor of the Board’s approval of the Advisory Contract for the coming year.

FUNDS’ EXPENSES AND PERFORMANCE OF THE FUNDS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered funds objectively selected solely by Lipper as comprising each Fund’s applicable peer group (the “Lipper Peer Group”). In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-and three-year, and “last quarter” periods ended March 31, 2006, as applicable, and a comparison of each Fund’s performance to that of the funds in its Lipper Peer Group for the same periods. Because there are few, if any, exchange traded funds or index funds that track indices similar to those tracked by the Funds, the Lipper Peer Groups included mutual funds, closed-end funds, exchange traded funds, and funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Peer Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Peer Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds. The Board noted that most of the Funds generally performed in line with the funds in their respective Lipper Peer Groups over relevant periods,

58	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contracts (Unaudited) (Continued)

iSHARES® TRUST

however, certain of the Funds may have underperformed or outperformed funds in their respective Lipper Peer Groups over relevant periods, but any such Funds also performed in line with their relevant benchmarks over such periods. The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than or in line with the investment advisory fee rates and overall expenses of the funds in their respective Lipper Peer Groups. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the relevant Lipper Peer Group, were satisfactory for the purposes of approving the Advisory Contract for the coming year.

COSTS OF SERVICES PROVIDED TO FUNDS AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability to BGFA of the Funds based on the fees payable to BGFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BGFA and its affiliates for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by the Trust (including any securities lending by the Funds). The Board also discussed BGFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits to be realized by BGFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board noted that the Advisory Contract did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board further noted that possible future economies of scale for the Funds had been taken into consideration by fixing the investment advisory fees at rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders would have received from a fee structure with declining breakpoints where the initial fee was higher. The Board also reviewed BGFA’s historic profitability as investment adviser to the iShares fund complex and noted that BGFA had made a significant investment in the iShares funds and had incurred operating losses during earlier years when the iShares funds, including the Funds, had not yet reached scale. In light of this history, the Board determined that reductions in fee rates or additions of breakpoints were not warranted at this juncture for the Funds. Based on this review, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees reflects the sharing of economies of scale with the Funds’ shareholders.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board received and considered information regarding the Funds’ annual investment advisory fee rates under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts for which BGFA or BGI, an affiliate of BGFA, provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts together, the “Other Accounts”). The Board noted that comparative investment advisory/management fee information was available for all the Funds except for the iShares GS $ InvesTop™ Corporate Bond Fund, as BGFA and its affiliates do not manage any Other Accounts with substantially similar investment objectives and strategies as such Fund. The Board also noted that BGFA provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to the Funds. In reviewing the comparative investment advisory/management fee information for the Funds for which such information was available, the Board considered the general structure of investment advisory/management fees in relation to the nature and extent of services provided to the Funds in comparison with the nature and extent of services provided to the Other Accounts, including, among other things, the level of complexity in managing the Funds and

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS	59

Board Review and Approval of Investment Advisory Contracts (Unaudited) (Continued)

iSHARES® TRUST

the Other Accounts under differing regulatory requirements and client guidelines. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts for which BGFA or BGI provides investment advisory/management services, but that the differences appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the Other Accounts. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contract are fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA, such as any payment of revenue to BGI, the Trust’s securities lending agent, for loaning any portfolio securities, and the payment of advisory fees and/or administration fees to BGFA and BGI in connection with any investment by the Funds in other funds for which BGFA provides investment advisory services and/or BGI provides administration services. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BGFA affiliate are reported to the Board pursuant to Rule 17e-1 under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances, and concluded that it is in the best interest of the Funds and their shareholders to approve the Advisory Contract for the coming year.

60	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	61

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. Total Market (IYY)

iShares Goldman Sachs Natural Resources (IGE)

iShares Goldman Sachs Networking (IGN)

iShares Goldman Sachs Semiconductor (IGW)

iShares Goldman Sachs Software (IGV)

iShares Goldman Sachs Technology (IGM)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace & Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Health Care Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment & Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Consumer Discretionary Sector (RXI)

iShares S&P Global Consumer Staples Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Industrials Sector (EXI)

iShares S&P Global Materials Sector (JXI)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares S&P Global Utilities Sector (MXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell MicrocapTM (IWC)

iShares International Country Index Funds

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria (EWO)

iShares MSCI Belgium (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico (EWW)

iShares MSCI Netherlands (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman TIPS (TIP)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 20+ Year Treasury (TLT)

iShares GS $ InvesTop™ Corporate (LQD)

iShares Specialty Index Funds

iShares KLD Select SocialSM (KLD)

iShares Dow Jones Select Dividend (DVY)

iShares International Index Funds

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., FTSE/Xinhua Index Limited, KLD Research & Analytics, Inc., Morgan Stanley Capital International, Morningstar, Inc., The Nasdaq Stock Market, Inc., New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. “GS $ InvesTop™” and “Goldman Sachs®” are trademarks of Goldman, Sachs & Co.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2006 Semi-Annual Report.

3467-iS-0906

62	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a majority-owned subsidiary of Barclays Bank PLC, none of which are affiliated with SEI.

"$ InvesTop,™" "$ InvesTop™ Index," "GS $ InvesTop™" and "Goldman Sachs®" are trademarks of Goldman, Sachs & Co. The methodology of the GS $ InvesTop™ Index is owned by Goldman, Sachs & Co., may be covered by one or more patents or pending patent applications and is provided under license from Goldman, Sachs & Co. The iShares Funds are not sponsored, issued or endorsed by Goldman, Sachs & Co. or Lehman Brothers, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above.

©2006 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds' website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds' website.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGI-F-051-11006

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iShares™

BARCLAYS

Item 2.	Code of Ethics.

Not applicable to this semi-annual filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6.	Schedule of Investments.

The Funds’ full schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The Principal Executive Officer and Principal Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President and Principal Executive Officer
Date:	November 9, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President and Principal Executive Officer
Date:	November 9, 2006

By:	/s/ Michael A. Latham
Michael A. Latham, Principal Financial Officer
Date:	November 9, 2006